UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Fidelity Municipal Income 2017 Fund Financial Statements Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Fidelity Municipal Income 2019 Fund Financial Statements Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Fidelity Municipal Income 2021 Fund Financial Statements Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Fidelity Municipal Income 2017 Fund Financial Statements Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Fidelity Municipal Income 2019 Fund Financial Statements Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Fidelity Municipal Income 2021 Fund Financial Statements Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Fidelity Municipal Income 2017 Fund Financial Statements Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Fidelity Municipal Income 2019 Fund Financial Statements Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Fidelity Municipal Income 2021 Fund Financial Statements Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity® Defined Maturity Funds

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2023 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,002.20	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,003.50	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,003.50	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,009.20	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,010.40	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,010.40	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,027.00	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,028.30	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,028.30	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,035.00	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,036.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,036.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.3	13.3
Michigan	8.3	8.3
New York	7.4	7.4
California	7.3	7.3
Texas	6.4	6.5
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.0	37.7
Health Care	13.5	13.3
Electric Utilities	11.0	12.0
Special Tax	8.8	7.2
Escrowed/Pre-Refunded	8.4	8.4
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	1.4	1.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	1.3	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 3.7%	AAA 3.8%
AA,A 75.1%	AA,A 76.1%
BBB 15.4%	BBB 14.1%
BB and Below 1.6%	BB and Below 1.6%
Not Rated 2.5%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 466,569
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,100,000	1,107,744
		1,574,313
Arizona - 1.7%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	522,130
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	160,142
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	440,954
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	292,614
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	531,270
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	266,343
		2,213,453
California - 7.3%
California Gen. Oblig. 5% 3/1/17	215,000	225,849
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	625,000	655,856
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	636,468
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,037,460
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	524,425
Series 2014 A, 5% 7/1/17	2,000,000	2,127,220
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	265,135
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	540,170
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	529,305
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	298,036
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,454,107
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	156,531
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	297,751
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	$ 400,000	$ 418,324
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	320,097
		9,486,734
Colorado - 0.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	444,431
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	264,833
		709,264
Connecticut - 3.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	430,000	433,105
Series 2014 A, 0.8%, tender 7/26/17 (a)	2,000,000	1,997,220
Series D, 5% 7/1/17	1,000,000	1,061,160
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	715,244
		4,206,729
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,059,620
Florida - 13.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	530,270
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	78,803
Series 2009 A1, 5.5% 6/1/17	195,000	207,361
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	83,403
5% 6/1/17 (FSA Insured)	550,000	581,042
5.25% 6/1/17	1,980,000	2,098,622
Series 2012 A1, 5% 6/1/17	750,000	792,330
5.25% 6/1/17 (FSA Insured)	300,000	317,973
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	637,152
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,592,655
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	$ 200,000	$ 206,380
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	663,800
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,056,730
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	158,967
Miami-Dade County School Board Ctfs. of Prtn. Series 2007 A, 5% 5/1/18 (Pre-Refunded to 5/1/17 @ 100)	1,275,000	1,347,216
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,060,240
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,061,310
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,071,000
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,130,740
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	533,525
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	366,034
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/17 (Escrowed to Maturity)	135,000	144,804
5% 10/1/17 (Escrowed to Maturity)	120,000	128,714
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	204,248
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	213,074
		17,266,393
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	281,607
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,070,000	1,072,964
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	260,875
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,063,610
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	103,277
Series 2010, 5% 4/1/17	350,000	368,263
Series A, 5.25% 1/1/17	440,000	459,818
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG, 5% 1/1/17	$ 515,000	$ 536,934
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	589,611
		4,736,959
Illinois - 4.8%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	308,979
5% 1/1/17 (AMBAC Insured)	650,000	663,748
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	356,430
Series 2011 D, 5% 1/1/17	500,000	516,565
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	529,735
Series 2011 A1, 4% 4/1/17	90,000	93,330
Series 2013, 5% 5/15/17	295,000	308,906
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,933
5% 7/1/17	200,000	211,894
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	515,370
Series 2012, 5% 3/1/17	1,000,000	1,040,420
Series 2014, 4% 2/1/17	1,000,000	1,027,280
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	263,420
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	142,569
5.5% 6/15/17 (FGIC Insured)	75,000	79,740
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	131,534
		6,205,853
Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	503,985
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	235,051
		739,036
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/17	$ 1,215,000	$ 1,277,269
Louisiana - 1.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/17	2,000,000	2,111,440
Maryland - 2.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	521,615
Series 2014, 5% 7/1/17	1,000,000	1,057,330
Series 2015, 5% 7/1/17	400,000	421,772
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	570,217
		2,570,934
Massachusetts - 3.8%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	524,565
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	852,984
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,218,402
Series 2011 B, 5% 8/1/17	1,000,000	1,066,020
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	105,383
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,062,540
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	106,254
		4,936,148
Michigan - 8.3%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,575,795
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,040,020
Forest Hills Pub. Schools 4% 5/1/17	420,000	436,981
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17 (Escrowed to Maturity)	1,000,000	1,058,750
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	575,000	579,491
Series 2010 F2, 1.5%, tender 3/1/17 (a)	1,960,000	1,974,798
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	$ 225,000	$ 242,510
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,080,040
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	236,338
5% 5/1/17	1,090,000	1,144,925
Royal Oak City School District 5% 5/1/17	200,000	210,702
Zeeland Pub. Schools 4% 5/1/17	265,000	275,250
		10,855,600
Minnesota - 0.8%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,069,600
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	361,911
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	772,523
		1,134,434
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	521,040
Series 2014, 4% 7/1/17	450,000	471,164
		992,204
Nevada - 3.2%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,057,480
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	529,965
Series 2014 A, 5.5% 6/15/17	2,415,000	2,576,998
		4,164,443
New Hampshire - 1.8%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,339,612
New Jersey - 5.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,045,220
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,044,160
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	554,417
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	$ 2,085,000	$ 2,172,507
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	645,905
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	317,754
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	130,348
4% 7/1/17	230,000	239,805
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	298,700
Series 2011 B, 5% 6/15/17	530,000	553,405
Series 2014 AA, 5% 6/15/17	500,000	522,080
		7,524,301
New York - 7.4%
Buffalo and Erie County Indl. Land Rev.Series 2015, 5% 7/1/17	175,000	184,846
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	422,492
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	601,602
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	338,657
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,425,200
Series 2011 B, 5% 8/1/17	1,680,000	1,790,645
Series 2015 A, 5% 8/1/17	2,000,000	2,131,720
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	422,634
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	105,241
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	234,862
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	212,170
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	751,507
		9,621,576
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	$ 385,000	$ 402,591
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	411,942
		814,533
Ohio - 1.8%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	158,315
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,037,560
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	134,374
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	78,995
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	387,139
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	605,924
		2,402,307
Pennsylvania - 5.2%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	317,235
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	996,600
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	260,705
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	206,262
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,035,800
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,299,185
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	1,000,000	1,034,550
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	532,925
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,060,540
		6,743,802
Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	582,560
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	$ 1,000,000	$ 1,031,150
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	135,496
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,191,506
Texas - 6.4%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	106,227
Denton Independent School District Series 2011, 5% 8/15/17	500,000	533,570
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	440,124
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,346,440
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/17	650,000	686,348
5% 5/15/17	100,000	105,592
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	531,190
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	533,170
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	104,266
		8,386,927
Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	367,439
Washington - 5.4%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	2,955,316
Series 2014 A, 5% 7/1/17	1,250,000	1,328,550
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	526,850
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,205,000	1,270,395
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	249,697
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	$ 270,000	$ 289,510
Series 2014 5% 3/1/17	350,000	366,251
		6,986,569
Wisconsin - 1.2%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	522,700
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,056,230
		1,578,930
TOTAL MUNICIPAL BONDS (Cost $126,508,736)		127,017,134
Municipal Notes - 0.8%

Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,042,196)	1,000,000	1,055,040
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $127,550,932)		128,072,174
NET OTHER ASSETS (LIABILITIES) - 1.7%		2,264,277
NET ASSETS - 100%		$ 130,336,451
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.0%
Health Care	13.5%
Electric Utilities	11.0%
Special Tax	8.8%
Escrowed/Pre-Refunded	8.4%
Transportation	6.6%
Education	6.0%
Others* (Individually Less Than 5%)	7.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $127,550,932)		$ 128,072,174
Cash		468,217
Receivable for fund shares sold		270,303
Interest receivable		1,752,977
Other receivables		112
Total assets		130,563,783

Liabilities
Payable for fund shares redeemed	167,518
Distributions payable	14,002
Accrued management fee	32,670
Distribution and service plan fees payable	2,251
Other affiliated payables	10,891
Total liabilities		227,332

Net Assets		$ 130,336,451
Net Assets consist of:
Paid in capital		$ 129,825,943
Distributions in excess of net investment income		(2,703)
Accumulated undistributed net realized gain (loss) on investments		(8,031)
Net unrealized appreciation (depreciation) on investments		521,242
Net Assets		$ 130,336,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($10,728,559 divided by 1,023,758 shares)	$ 10.48

Maximum offering price per share (100/97.25 of $10.48)	$ 10.78
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($90,855,144 divided by 8,670,317 shares)	$ 10.48

Class I: Net Asset Value, offering price and redemption price per share ($28,752,748 divided by 2,743,831 shares)	$ 10.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 839,637

Expenses
Management fee	$ 198,724
Transfer agent fees	66,241
Distribution and service plan fees	12,823
Independent trustees' compensation	276
Miscellaneous	86
Total expenses before reductions	278,150
Expense reductions	(68)	278,082
Net investment income (loss)		561,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27,607
Change in net unrealized appreciation (depreciation) on investment securities		(125,759)
Net gain (loss)		(98,152)
Net increase (decrease) in net assets resulting from operations		$ 463,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 561,555	$ 1,060,107
Net realized gain (loss)	27,607	8,629
Change in net unrealized appreciation (depreciation)	(125,759)	(754,576)
Net increase (decrease) in net assets resulting from operations	463,403	314,160
Distributions to shareholders from net investment income	(561,418)	(1,058,902)
Distributions to shareholders from net realized gain	(12,468)	-
Total	(573,886)	(1,058,902)
Share transactions - net increase (decrease)	(1,440,698)	39,912,368
Redemption fees	421	96
Total increase (decrease) in net assets	(1,550,760)	39,167,722

Net Assets
Beginning of period	131,887,211	92,719,489
End of period (including distributions in excess of net investment income of $2,703 and distributions in excess of net investment income of $2,840, respectively)	$ 130,336,451	$ 131,887,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2017 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.032	.066	.106	.128	.150	.012
Net realized and unrealized gain (loss)	(.009)	(.060)	.183	(.087)	.480	(.011)
Total from investment operations	.023	.006	.289	.041	.630	.001
Distributions from net investment income	(.032)	(.066)	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	(.001)	-	(.001)	(.012)	-	-
Total distributions	(.033)	(.066)	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capitalE	-H	-H	-H	-H	-H	-
Net asset value, end of period	$ 10.48	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	.22%	.06%	2.80%	.38%	6.34%	.01%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	.61%A	.62%	1.01%	1.22%	1.45%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,729	$ 8,311	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	4%A	3%	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2017 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.046	.092	.132	.155	.176	.014
Net realized and unrealized gain (loss)	(.009)	(.059)	.183	(.088)	.480	(.010)
Total from investment operations	.037	.033	.315	.067	.656	.004
Distributions from net investment income	(.046)	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	-	(.001)	(.012)	-	-
Total distributions	(.047)	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capitalD	- G	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.48	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.35%	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.86%A	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,855	$ 97,854	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	4%A	3%	0%	0%	5%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2017 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.045	.092	.132	.155	.176	.015
Net realized and unrealized gain (loss)	(.008)	(.059)	.183	(.088)	.480	(.011)
Total from investment operations	.037	.033	.315	.067	.656	.004
Distributions from net investment income	(.046)	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	-	(.001)	(.012)	-	-
Total distributions	(.047)	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capitalD	- G	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.48	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.35%	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.86%A	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,753	$ 25,723	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	4%A	3%	0%	0%	5%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	20.0	16.8
New York	17.1	19.1
New Jersey	9.7	10.8
Michigan	6.2	5.4
Arizona	6.1	6.8
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.9	43.1
Transportation	13.8	15.2
Health Care	9.2	9.8
Education	6.9	7.6
Electric Utilities	6.6	6.6
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	3.4	3.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	3.1	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 7.7%	AAA 8.6%
AA,A 81.6%	AA,A 83.1%
BBB 5.6%	BBB 4.3%
Not Rated 1.1%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 6.1%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2015 A, 5% 6/1/19	$ 1,000,000	$ 1,123,820
(Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	303,431
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	392,217
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,078,940
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	726,315
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	678,054
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	565,230
		4,868,007
California - 5.1%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,167,192
California Gen. Oblig. 5.5% 4/1/19	500,000	569,915
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	560,840
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	379,193
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (c)	1,000,000	1,107,690
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	237,928
		4,022,758
Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	482,045
Florida - 20.0%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,125,340
Series 2015 A, 5% 7/1/19	500,000	562,670
5% 7/1/19	3,000,000	3,376,020
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	284,947
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	560,125
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	564,315
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	$ 800,000	$ 902,320
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	487,287
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,699,936
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,209,923
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	281,610
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,534,500
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,128,260
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,064,378
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	500,000	561,595
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19	245,000	278,910
5% 10/1/19 (Escrowed to Maturity)	255,000	290,595
		15,912,731
Georgia - 1.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,014,100
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	223,438
		1,237,538
Illinois - 4.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,107,710
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	361,582
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,071,220
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,115,540
		3,656,052
Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	282,798
Iowa - 1.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	933,188
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/19	$ 340,000	$ 373,269
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,115,670
Maryland - 1.4%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (c)	1,000,000	1,118,150
Michigan - 6.2%
Brandon School District Series 2016 A, 4% 5/1/19 (a)	1,000,000	1,082,750
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,112,900
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	833,648
Royal Oak City School District 5% 5/1/19	700,000	783,622
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,113,930
		4,926,850
Minnesota - 1.1%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	869,796
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	272,878
New Jersey - 9.7%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	117,584
Series 2014 PP, 5% 6/15/19	3,630,000	3,910,016
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	673,601
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	557,595
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	327,360
Series 2012 AA, 5% 6/15/19	2,000,000	2,150,180
		7,736,336
New Mexico - 0.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	677,616
New York - 17.1%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	305,000
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	$ 250,000	$ 270,618
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,261,760
5% 3/1/19	3,000,000	3,353,610
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	565,495
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,130,400
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	295,347
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	2,500,000	2,803,000
Series II, 4% 5/1/19	1,000,000	1,088,110
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,106,710
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	392,469
		13,572,519
Ohio - 2.5%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (b)	1,000,000	1,041,380
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	909,959
		1,951,339
Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (c)	1,000,000	1,082,830
Pennsylvania - 4.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	112,294
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	420,116
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	199,164
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,411
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,122,430
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	$ 800,000	$ 895,080
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	724,190
		3,584,685
Texas - 5.2%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	561,760
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,940,000	2,988,569
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	565,625
		4,115,954
Virginia - 1.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	502,280
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	506,120
		1,008,400
Washington - 0.1%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	122,190
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	500,000	501,560
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,124,180
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	706,823
		1,831,003
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $74,968,194)	76,256,162
NET OTHER ASSETS (LIABILITIES) - 4.0%	3,147,049
NET ASSETS - 100%	$ 79,403,211
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.9%
Transportation	13.8%
Health Care	9.2%
Education	6.9%
Electric Utilities	6.6%
Special Tax	6.6%
Others* (Individually Less Than 5%)	12.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $74,968,194)		$ 76,256,162
Cash		3,099,928
Receivable for fund shares sold		210,074
Interest receivable		988,795
Other receivables		93
Total assets		80,555,052

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,080,110
Payable for fund shares redeemed	22,037
Distributions payable	22,047
Accrued management fee	19,699
Distribution and service plan fees payable	1,382
Other affiliated payables	6,566
Total liabilities		1,151,841

Net Assets		$ 79,403,211
Net Assets consist of:
Paid in capital		$ 78,106,841
Undistributed net investment income		16,958
Accumulated undistributed net realized gain (loss) on investments		(8,556)
Net unrealized appreciation (depreciation) on investments		1,287,968
Net Assets		$ 79,403,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,750,641 divided by 630,993 shares)	$ 10.70

Maximum offering price per share (100/97.25 of $10.70)	$ 11.00
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($49,201,018 divided by 4,598,944 shares)	$ 10.70

Class I:
Net Asset Value, offering price and redemption price per share ($23,451,552 divided by 2,192,042 shares)	$ 10.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 781,843

Expenses
Management fee	$ 113,714
Transfer agent fees	37,905
Distribution and service plan fees	8,130
Independent trustees' compensation	156
Miscellaneous	48
Total expenses before reductions	159,953
Expense reductions	(10)	159,943
Net investment income (loss)		621,900
Realized and Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation) on investment securities		147,049
Net gain (loss)		147,049
Net increase (decrease) in net assets resulting from operations		$ 768,949

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 621,900	$ 1,162,955
Net realized gain (loss)	-	125,627
Change in net unrealized appreciation (depreciation)	147,049	(589,161)
Net increase (decrease) in net assets resulting from operations	768,949	699,421
Distributions to shareholders from net investment income	(621,850)	(1,148,149)
Distributions to shareholders from net realized gain	(83,264)	-
Total distributions	(705,114)	(1,148,149)
Share transactions - net increase (decrease)	7,501,322	15,731,072
Redemption fees	104	1,259
Total increase (decrease) in net assets	7,565,261	15,283,603

Net Assets
Beginning of period	71,837,950	56,554,347
End of period (including undistributed net investment income of $16,958 and undistributed net investment income of $16,908, respectively)	$ 79,403,211	$ 71,837,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2019 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.076	.157	.181	.199	.215	.017
Net realized and unrealized gain (loss)	.022	(.052)	.242	(.170)	.721	(.051)
Total from investment operations	.098	.105	.423	.029	.936	(.034)
Distributions from net investment income	(.076)	(.155)	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	(.012)	-	-	-	(.001)	-
Total distributions	(.088)	(.155)	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capitalE	-H	-H	-H	-H	-H	-
Net asset value, end of period	$ 10.70	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	.92%	.98%	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.41%A	1.46%	1.71%	1.84%	2.06%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,751	$ 7,522	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	0%A	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2019 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.089	.184	.207	.226	.242	.019
Net realized and unrealized gain (loss)	.022	(.052)	.242	(.170)	.720	(.050)
Total from investment operations	.111	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.089)	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	(.012)	-	-	-	(.001)	-
Total distributions	(.101)	(.182)	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 10.70	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.04%	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.65%A	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,201	$ 44,331	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	0%A	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2019 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.089	.184	.207	.226	.241	.019
Net realized and unrealized gain (loss)	.022	(.052)	.242	(.170)	.721	(.050)
Total from investment operations	.111	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.089)	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	(.012)	-	-	-	(.001)	-
Total distributions	(.101)	(.182)	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 10.70	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.04%	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.65%A	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,452	$ 19,985	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	0%A	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	14.1	12.9
New Jersey	11.7	11.0
Michigan	11.0	6.7
New York	7.6	7.9
Illinois	7.5	8.5
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.7	37.2
Health Care	13.5	14.9
Transportation	10.9	12.5
Water & Sewer	10.4	9.9
Electric Utilities	8.1	9.1
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	5.4	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	4.8	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 1.4%	AAA 1.6%
AA,A 84.0%	AA,A 87.3%
BBB 8.8%	BBB 8.2%
BB and Below 0.9%	BB and Below 1.0%
Not Rated 4.4%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value
Arizona - 3.3%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 683,348
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	350,961
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	295,394
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	585,870
		1,915,573
California - 6.3%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	590,010
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	587,815
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,177,800
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	298,388
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	120,660
Series 2011 C, 5% 5/1/21 (b)	500,000	582,460
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	297,025
		3,654,158
Colorado - 0.7%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	414,740
Connecticut - 1.5%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	876,693
Florida - 14.1%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	586,080
Series 2015 A, 5% 7/1/21	500,000	586,080
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	295,528
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	495,984
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	888,180
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	885,578
Series 2012 A, 5% 7/1/21	500,000	590,385
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/21	$ 1,000,000	$ 1,169,300
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,173,590
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,175,590
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	380,627
		8,226,922
Georgia - 4.1%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,168,060
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	292,278
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	805,603
Series 2011 B, 5% 1/1/21	85,000	99,241
		2,365,182
Hawaii - 0.8%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	442,789
Illinois - 7.5%
Chicago Gen. Oblig. 5% 1/1/21	500,000	528,645
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	460,572
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,111,060
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	585,485
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	548,395
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,155,410
		4,389,567
Indiana - 1.5%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	233,090
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	292,180
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	356,316
		881,586
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/21	485,000	542,269
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 1.2%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	$ 200,000	$ 237,312
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	461,943
		699,255
Michigan - 11.0%
Brandon School District Series 2016 A, 5% 5/1/21 (a)	1,000,000	1,160,030
Clarkston Cmnty. Schools Series 2016, 5% 5/1/21 (a)	1,000,000	1,160,440
Detroit School District Series 2012 A, 5% 5/1/21	500,000	579,430
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	240,674
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	587,965
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,184,400
Series 2015 D1, 5% 7/1/21	500,000	579,540
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	877,433
		6,369,912
Minnesota - 1.4%
Maple Grove Health Care Facilities Series 2015, 4% 9/1/21	400,000	436,732
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	348,573
		785,305
Nebraska - 1.0%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	585,080
Nevada - 1.1%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	294,818
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	346,134
		640,952
New Jersey - 11.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	562,135
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	886,550
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	362,359
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2015 XX:
5% 6/15/21	$ 1,000,000	$ 1,095,500
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	880,000	1,054,865
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	624,078
Series 2013 A, 5% 7/1/21	100,000	115,009
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,157,390
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	106,335
Series 2011 B, 5% 6/15/21	750,000	825,570
		6,789,791
New York - 7.6%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	555,480
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	565,900
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,183,980
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	811,266
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	680,406
Series 2014, 5% 7/1/21	325,000	379,652
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	233,974
		4,410,658
North Carolina - 2.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	233,338
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,177,560
		1,410,898
Oregon - 1.3%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (b)	650,000	755,612
Pennsylvania - 4.0%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	421,887
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	745,926
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	$ 500,000	$ 568,095
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	584,820
		2,320,728
Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	381,508
South Carolina - 1.4%
Horry County School District Series 2011, 5% 3/1/21	700,000	824,082
Texas - 6.8%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	292,898
5% 7/15/21	750,000	878,693
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	293,755
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	446,268
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	587,510
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	593,048
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	82,142
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	234,928
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	561,800
		3,971,042
Washington - 5.2%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	785,619
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,780,705
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	181,448
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	295,050
		3,042,822
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.0%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,176,990
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $55,417,282)	57,874,114
NET OTHER ASSETS (LIABILITIES) - 0.5%	310,179
NET ASSETS - 100%	$ 58,184,293
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	39.7%
Health Care	13.5%
Transportation	10.9%
Water & Sewer	10.4%
Electric Utilities	8.1%
Special Tax	6.1%
Education	5.4%
Others* (Individually Less Than 5%)	5.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $55,417,282)		$ 57,874,114
Cash		1,854,783
Receivable for fund shares sold		109,056
Interest receivable		798,558
Other receivables		70
Total assets		60,636,581

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,316,660
Payable for fund shares redeemed	11,500
Distributions payable	102,435
Accrued management fee	14,506
Distribution and service plan fees payable	2,353
Other affiliated payables	4,834
Total liabilities		2,452,288

Net Assets		$ 58,184,293
Net Assets consist of:
Paid in capital		$ 55,730,106
Undistributed net investment income		3,626
Accumulated undistributed net realized gain (loss) on investments		(6,271)
Net unrealized appreciation (depreciation) on investments		2,456,832
Net Assets		$ 58,184,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,058,454 divided by 1,005,483 shares)	$ 11.00

Maximum offering price per share (100/97.25 of $11.00)	$ 11.31
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($29,866,344 divided by 2,715,601 shares)	$ 11.00

Class I:
Net Asset Value, offering price and redemption price per share ($17,259,495 divided by 1,569,333 shares)	$ 11.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 718,743

Expenses
Management fee	$ 83,248
Transfer agent fees	27,749
Distribution and service plan fees	12,866
Independent trustees' compensation	113
Miscellaneous	34
Total expenses before reductions	124,010
Expense reductions	(101)	123,909
Net investment income (loss)		594,834
Change in net unrealized appreciation (depreciation) on investment securities		936,963
Net gain (loss)		936,963
Net increase (decrease) in net assets resulting from operations		$ 1,531,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 594,834	$ 1,066,099
Net realized gain (loss)	-	83,265
Change in net unrealized appreciation (depreciation)	936,963	(299,664)
Net increase (decrease) in net assets resulting from operations	1,531,797	849,700
Distributions to shareholders from net investment income	(594,834)	(1,065,265)
Distributions to shareholders from net realized gain	(74,065)	(56,405)
Total distributions	(668,899)	(1,121,670)
Share transactions - net increase (decrease)	6,778,394	7,804,053
Redemption fees	6	838
Total increase (decrease) in net assets	7,641,298	7,532,921

Net Assets
Beginning of period	50,542,995	43,010,074
End of period (including undistributed net investment income of $3,626 and undistributed net investment income of $3,626, respectively)	$ 58,184,293	$ 50,542,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2021 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.106	.221	.240	.242	.248	.017
Net realized and unrealized gain (loss)	.185	(.016)	.324	(.250)	.906	(.040)
Total from investment operations	.291	.205	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.106)	(.221)	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.121)	(.235)	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capitalE	-H	-H	-H	-H	-H	-
Net asset value, end of period	$ 11.00	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C, D	2.70%	1.89%	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	1.93%A	2.02%	2.26%	2.19%	2.34%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,058	$ 10,191	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	0%A	5%	6%	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2021 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.119	.248	.266	.269	.275	.019
Net realized and unrealized gain (loss)	.186	(.016)	.325	(.250)	.905	(.040)
Total from investment operations	.305	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.120)	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.135)	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 11.00	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.83%	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.18%A	2.27%	2.51%	2.44%	2.59%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,866	$ 24,594	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	0%A	5%	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2021 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.119	.247	.266	.269	.274	.020
Net realized and unrealized gain (loss)	.186	(.015)	.325	(.250)	.906	(.041)
Total from investment operations	.305	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.120)	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.135)	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 11.00	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.83%	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.18%A	2.27%	2.51%	2.44%	2.60%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,259	$ 15,758	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	0%A	5%	6%	12%	14%	5%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
New York	11.2	14.9
Illinois	10.0	13.8
Texas	8.7	3.4
California	8.5	6.7
Florida	8.0	5.2
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.1	38.6
Health Care	11.6	15.3
Special Tax	10.0	8.8
Transportation	9.8	12.5
Electric Utilities	9.3	10.4
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	7.4	7.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	6.1	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 6.1%	AAA 3.5%
AA,A 81.2%	AA,A 85.9%
BBB 7.4%	BBB 7.6%
BB and Below 0.7%	BB and Below 0.9%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount	Value
Arizona - 7.2%
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	$ 795,000	$ 966,219
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	542,039
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	300,748
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	520,000	633,610
		2,442,616
California - 8.5%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	110,000	131,889
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	305,210
Series 2015 F, 5% 5/1/23	1,000,000	1,219,270
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	461,025
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	69,651
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	152,574
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	244,012
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	300,298
		2,883,929
Colorado - 1.1%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	240,328
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	122,628
		362,956
Connecticut - 3.1%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	119,613
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	348,705
5% 4/1/23	500,000	581,175
		1,049,493
Municipal Bonds - continued
	Principal Amount	Value
Florida - 8.0%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	$ 250,000	$ 300,940
Series 2015 B, 5% 7/1/23	30,000	36,113
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	591,975
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	598,545
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	225,900
Series 2014 B, 5% 7/1/23	25,000	30,056
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 D, 5% 2/1/23	650,000	768,547
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	172,331
		2,724,407
Georgia - 1.6%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	300,840
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	252,706
		553,546
Illinois - 10.0%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	250,002
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	353,271
5% 1/1/23	400,000	471,028
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (c)	200,000	232,702
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	225,040
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	298,528
Series 2014, 5% 2/1/23	250,000	276,265
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	500,000	592,265
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	91,881
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	475,884
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 25,000	$ 19,668
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	99,895
		3,386,429
Indiana - 0.9%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	297,823
Louisiana - 1.8%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	623,921
Massachusetts - 0.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	63,303
Michigan - 6.1%
Clarkston Cmnty. Schools Series 2016, 5% 5/1/23 (b)	500,000	596,555
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	60,550
Farmington Pub. School District Gen. Oblig. 5% 5/1/23 (FSA Insured)	500,000	594,155
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	462,918
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	361,821
		2,075,999
Minnesota - 0.9%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	296,313
Nebraska - 2.7%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	901,463
Nevada - 1.7%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	133,852
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	449,969
		583,821
New Jersey - 6.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	285,048
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	$ 550,000	$ 609,488
Series 2015 XX, 5% 6/15/23	250,000	277,140
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	116,823
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	238,002
Series 2013, 5% 7/1/23	200,000	238,610
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	295,910
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	243,548
		2,304,569
New Mexico - 3.6%
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/23	1,000,000	1,219,260
New York - 11.2%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	408,359
Series 2014 B, 5% 7/1/23	250,000	291,685
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	731,496
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	605,590
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	628,622
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	777,456
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	359,748
		3,802,956
Ohio - 2.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	450,156
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	115,476
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	369,054
		934,686
Oregon - 0.9%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (c)	250,000	296,933
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 3.2%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	$ 325,000	$ 357,653
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	600,345
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	119,152
		1,077,150
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	289,398
Texas - 8.7%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	169,973
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	298,998
Series 2015 D, 5% 5/15/23	500,000	597,995
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	358,191
Series 2015 B, 5% 1/1/23	250,000	297,595
Texas Wtr. Dev. Board Rev. Series 2015 A, 5% 10/15/23	1,000,000	1,233,622
		2,956,374
Washington - 3.5%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	60,606
Port of Seattle Rev. Series 2013, 5% 7/1/23 (c)	250,000	295,988
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	300,000	357,540
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	340,185
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	136,274
		1,190,593
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $31,401,864)	32,317,938
NET OTHER ASSETS (LIABILITIES) - 4.6%	1,556,149
NET ASSETS - 100%	$ 33,874,087
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	42.1%
Health Care	11.6%
Special Tax	10.0%
Transportation	9.8%
Electric Utilities	9.3%
Water & Sewer	7.5%
Others* (Individually Less Than 5%)	9.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,401,864)		$ 32,317,938
Cash		1,782,945
Receivable for fund shares sold		44,809
Interest receivable		394,516
Other receivables		46
Total assets		34,540,254

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 592,860
Payable for fund shares redeemed	6,061
Distributions payable	55,458
Accrued management fee	8,140
Distribution and service plan fees payable	935
Other affiliated payables	2,713
Total liabilities		666,167

Net Assets		$ 33,874,087
Net Assets consist of:
Paid in capital		$ 32,970,572
Undistributed net investment income		323
Accumulated undistributed net realized gain (loss) on investments		(12,882)
Net unrealized appreciation (depreciation) on investments		916,074
Net Assets		$ 33,874,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,495,900 divided by 440,707 shares)	$ 10.20

Maximum offering price per share (100/97.25 of $10.20)	$ 10.49
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($16,736,799 divided by 1,640,657 shares)	$ 10.20

Class I: Net Asset Value, offering price and redemption price per share ($12,641,388 divided by 1,239,186 shares)	$ 10.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 366,968

Expenses
Management fee	$ 43,060
Transfer agent fees	14,353
Distribution and service plan fees	5,812
Independent trustees' compensation	57
Miscellaneous	16
Total expenses before reductions	63,298
Expense reductions	(132)	63,166
Net investment income (loss)		303,802
Change in net unrealized appreciation (depreciation) on investment securities		733,651
Net gain (loss)		733,651
Net increase (decrease) in net assets resulting from operations		$ 1,037,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 303,802	$ 498,665
Net realized gain (loss)	-	19,086
Change in net unrealized appreciation (depreciation)	733,651	(13,366)
Net increase (decrease) in net assets resulting from operations	1,037,453	504,385
Distributions to shareholders from net investment income	(303,789)	(498,361)
Share transactions - net increase (decrease)	9,079,294	4,591,029
Redemption fees	-	176
Total increase (decrease) in net assets	9,812,958	4,597,229

Net Assets
Beginning of period	24,061,129	19,463,900
End of period (including undistributed net investment income of $323 and undistributed net investment income of $310, respectively)	$ 33,874,087	$ 24,061,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2023 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.096	.202	.199	.010
Net realized and unrealized gain (loss)	.250	.050	.429	(.530)
Total from investment operations	.346	.252	.628	(.520)
Distributions from net investment income	(.096)	(.202)	(.198)	(.010)
Redemption fees added to paid in capital E, H	-	-	-	-
Total distributions	(.096)	(.202)	(.198)	(.010)
Net asset value, end of period	$ 10.20	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C, D	3.50%	2.54%	6.72%	(5.20)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.62%A
Net investment income (loss)	1.90%A	2.01%	2.08%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,496	$ 4,724	$ 4,827	$ 2,370
Portfolio turnover rate	0%A	16%	3%	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2023 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.108	.227	.223	.015
Net realized and unrealized gain (loss)	.251	.050	.429	(.530)
Total from investment operations	.359	.277	.652	(.515)
Distributions from net investment income	(.109)	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-	-
Total distributions	(.109)	(.227)	(.222)	(.015)
Net asset value, end of period	$ 10.20	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	3.62%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.37%A
Net investment income (loss)	2.14%A	2.26%	2.34%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,737	$ 11,424	$ 9,264	$ 5,383
Portfolio turnover rate	0%A	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2023 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.108	.227	.224	.015
Net realized and unrealized gain (loss)	.251	.050	.428	(.530)
Total from investment operations	.359	.277	.652	(.515)
Distributions from net investment income	(.109)	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-	-
Total distributions	(.109)	(.227)	(.222)	(.015)
Net asset value, end of period	$ 10.20	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	3.62%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.37%A
Net investment income (loss)	2.14%A	2.26%	2.33%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,641	$ 7,913	$ 5,374	$ 2,380
Portfolio turnover rate	0%A	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

1. Organization.

Fidelity® Municipal Income 2017 Fund, Fidelity® Municipal Income 2019 Fund, Fidelity® Municipal Income 2021 Fund and Fidelity® Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Class I (formerly Institutional Class), and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2017 Fund	$ 127,550,621	$ 663,065	$ (141,512)	$ 521,553
Fidelity Municipal Income 2019 Fund	74,968,194	1,472,404	(184,436)	1,287,968
Fidelity Municipal Income 2021 Fund	55,417,282	2,491,885	(35,053)	2,456,832
Fidelity Municipal Income 2023 Fund	31,401,799	971,837	(55,698)	916,139

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward

Fidelity Municipal Income 2017 Fund	$ (47)	$ (22,355)	$ (22,402)
Fidelity Municipal Income 2023 Fund	(12,882)	-	(12,882)

Fidelity Municipal Income 2017 Fund elected to defer to the next fiscal year $768 of capital losses recognized during the period November 1, 2014 to June 30, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2017 Fund	4,334,573	2,345,942
Fidelity Municipal Income 2019 Fund	7,058,693	-
Fidelity Municipal Income 2021 Fund	7,743,529	-
Fidelity Municipal Income 2023 Fund	8,232,241	-

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

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4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 12,823	$ -
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 8,130	$ 943
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 12,866	$ 2,411
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 5,812	$ 5,812

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	$ 66
Fidelity Municipal Income 2019 Fund
Class A	$ 147
Fidelity Municipal Income 2021 Fund
Class A	$ 224
Fidelity Municipal Income 2023 Fund
Class A	$ 80

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting,

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2017 Fund
Class A	$ 5,129
Municipal Income 2017	47,681
Class I	13,431
$ 66,241
Fidelity Municipal Income 2019 Fund
Class A	$ 3,252
Municipal Income 2019	23,393
Class I	11,260
$ 37,905
Fidelity Municipal Income 2021 Fund
Class A	$ 5,146
Municipal Income 2021	13,822
Class I	8,781
$ 27,749
Fidelity Municipal Income 2023 Fund
Class A	$ 2,325
Municipal Income 2023	7,031
Class I	4,997
$ 14,353

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata

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5. Committed Line of Credit - continued

portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2017 Fund	$ 86
Fidelity Municipal Income 2019 Fund	48
Fidelity Municipal Income 2021 Fund	34
Fidelity Municipal Income 2023 Fund	16

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fees by the following amounts:

Fidelity Municipal Income 2017 Fund	$ 68
Fidelity Municipal Income 2019 Fund	10
Fidelity Municipal Income 2021 Fund	101
Fidelity Municipal Income 2023 Fund	132

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 31,683	$ 62,444
Municipal Income 2017	413,391	820,701
Class I	116,344	175,757
Total	$ 561,418	$ 1,058,902
From net realized gain
Class A	$ 1,041	$ -
Municipal Income 2017	8,751	-
Class I	2,676	-
Total	$ 12,468	$ -

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Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 46,048	$ 123,060
Municipal Income 2019	388,812	720,200
Class I	186,990	304,889
Total	$ 621,850	$ 1,148,149
From net realized gain
Class A	$ 7,457	$ -
Municipal Income 2019	51,070	-
Class I	24,737	-
Total	$ 83,264	$ -
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 99,732	$ 200,894
Municipal Income 2021	302,762	570,180
Class I	192,340	294,191
Total	$ 594,834	$ 1,065,265
From net realized gain
Class A	$ 14,000	$ 11,579
Municipal Income 2021	36,127	30,850
Class I	23,938	13,976
Total	$ 74,065	$ 56,405
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 44,555	$ 96,478
Municipal Income 2023	151,391	247,684
Class I	107,843	154,199
Total	$ 303,789	$ 498,361

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8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	328,646	734,986	$ 3,448,809	$ 7,750,986
Reinvestment of distributions	2,999	5,477	31,488	57,674
Shares redeemed	(100,228)	(722,035)	(1,052,262)	(7,596,144)
Net increase (decrease)	231,417	18,428	$ 2,428,035	$ 212,516
Municipal Income 2017
Shares sold	1,137,166	6,173,161	$ 11,936,592	$ 65,036,725
Reinvestment of distributions	33,204	62,140	348,702	654,236
Shares redeemed	(1,830,168)	(3,441,441)	(19,214,653)	(36,209,000)
Net increase (decrease)	(659,798)	2,793,860	$ (6,929,359)	$ 29,481,961
Class I
Shares sold	433,081	1,345,674	$ 4,548,567	$ 14,161,984
Reinvestment of distributions	10,783	16,027	113,237	168,729
Shares redeemed	(152,589)	(390,908)	(1,601,178)	(4,112,822)
Net increase (decrease)	291,275	970,793	$ 3,060,626	$ 10,217,891
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	136,543	647,297	$ 1,462,875	$ 6,969,912
Reinvestment of distributions	4,631	11,112	49,591	119,567
Shares redeemed	(214,040)	(590,622)	(2,293,835)	(6,339,530)
Net increase (decrease)	(72,866)	67,787	$ (781,369)	$ 749,949
Municipal Income 2019
Shares sold	674,125	1,889,867	$ 7,226,285	$ 20,329,312
Reinvestment of distributions	30,946	48,982	331,389	526,873
Shares redeemed	(254,377)	(1,155,645)	(2,723,746)	(12,418,343)
Net increase (decrease)	450,694	783,204	$ 4,833,928	$ 8,437,842
Class I
Shares sold	405,472	1,192,982	$ 4,342,896	$ 12,850,827
Reinvestment of distributions	16,698	23,376	178,815	251,385
Shares redeemed	(100,216)	(611,694)	(1,072,948)	(6,558,931)
Net increase (decrease)	321,954	604,664	$ 3,448,763	$ 6,543,281

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	212,576	337,731	$ 2,328,611	$ 3,702,887
Reinvestment of distributions	9,943	18,467	108,577	202,045
Shares redeemed	(158,298)	(260,884)	(1,730,857)	(2,847,893)
Net increase (decrease)	64,221	95,314	$ 706,331	$ 1,057,039
Municipal Income 2021
Shares sold	785,906	791,444	$ 8,584,579	$ 8,664,090
Reinvestment of distributions	23,401	38,529	255,667	421,478
Shares redeemed	(365,257)	(741,853)	(3,992,943)	(8,095,156)
Net increase (decrease)	444,050	88,120	$ 4,847,303	$ 990,412
Class I
Shares sold	292,236	761,825	$ 3,176,314	$ 8,335,732
Reinvestment of distributions	16,906	23,388	184,640	255,812
Shares redeemed	(195,230)	(259,815)	(2,136,194)	(2,834,942)
Net increase (decrease)	113,912	525,398	$ 1,224,760	$ 5,756,602
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	32,375	138,656	$ 327,083	$ 1,395,740
Reinvestment of distributions	4,080	8,783	41,119	88,484
Shares redeemed	(70,656)	(159,919)	(713,201)	(1,596,486)
Net increase (decrease)	(34,201)	(12,480)	$ (344,999)	$ (112,262)
Municipal Income 2023
Shares sold	711,309	764,466	$ 7,167,572	$ 7,708,480
Reinvestment of distributions	11,955	21,193	120,642	213,479
Shares redeemed	(231,017)	(572,692)	(2,332,366)	(5,746,980)
Net increase (decrease)	492,247	212,967	$ 4,955,848	$ 2,174,979
Class I
Shares sold	511,985	349,204	$ 5,157,759	$ 3,495,722
Reinvestment of distributions	7,446	10,366	75,122	104,377
Shares redeemed	(75,662)	(106,801)	(764,436)	(1,071,787)
Net increase (decrease)	443,769	252,769	$ 4,468,445	$ 2,528,312

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum

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9. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2023 Fund	16

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

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Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods, as applicable.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

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Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Semiannual Report

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

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Fidelity® Defined Maturity Funds

Fidelity Advisor Municipal Income 2017 Fund - Class A

Fidelity Advisor Municipal Income 2019 Fund - Class A

Fidelity Advisor Municipal Income 2021 Fund - Class A

Fidelity Advisor Municipal Income 2023 Fund - Class A

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,002.20	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,003.50	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,003.50	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,009.20	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,010.40	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,010.40	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,027.00	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,028.30	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,028.30	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,035.00	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,036.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,036.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.3	13.3
Michigan	8.3	8.3
New York	7.4	7.4
California	7.3	7.3
Texas	6.4	6.5
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.0	37.7
Health Care	13.5	13.3
Electric Utilities	11.0	12.0
Special Tax	8.8	7.2
Escrowed/Pre-Refunded	8.4	8.4
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	1.4	1.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	1.3	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 3.7%	AAA 3.8%
AA,A 75.1%	AA,A 76.1%
BBB 15.4%	BBB 14.1%
BB and Below 1.6%	BB and Below 1.6%
Not Rated 2.5%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 466,569
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,100,000	1,107,744
		1,574,313
Arizona - 1.7%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	522,130
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	160,142
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	440,954
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	292,614
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	531,270
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	266,343
		2,213,453
California - 7.3%
California Gen. Oblig. 5% 3/1/17	215,000	225,849
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	625,000	655,856
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	636,468
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,037,460
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	524,425
Series 2014 A, 5% 7/1/17	2,000,000	2,127,220
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	265,135
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	540,170
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	529,305
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	298,036
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,454,107
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	156,531
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	297,751
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	$ 400,000	$ 418,324
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	320,097
		9,486,734
Colorado - 0.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	444,431
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	264,833
		709,264
Connecticut - 3.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	430,000	433,105
Series 2014 A, 0.8%, tender 7/26/17 (a)	2,000,000	1,997,220
Series D, 5% 7/1/17	1,000,000	1,061,160
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	715,244
		4,206,729
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,059,620
Florida - 13.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	530,270
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	78,803
Series 2009 A1, 5.5% 6/1/17	195,000	207,361
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	83,403
5% 6/1/17 (FSA Insured)	550,000	581,042
5.25% 6/1/17	1,980,000	2,098,622
Series 2012 A1, 5% 6/1/17	750,000	792,330
5.25% 6/1/17 (FSA Insured)	300,000	317,973
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	637,152
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,592,655
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	$ 200,000	$ 206,380
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	663,800
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,056,730
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	158,967
Miami-Dade County School Board Ctfs. of Prtn. Series 2007 A, 5% 5/1/18 (Pre-Refunded to 5/1/17 @ 100)	1,275,000	1,347,216
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,060,240
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,061,310
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,071,000
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,130,740
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	533,525
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	366,034
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/17 (Escrowed to Maturity)	135,000	144,804
5% 10/1/17 (Escrowed to Maturity)	120,000	128,714
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	204,248
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	213,074
		17,266,393
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	281,607
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,070,000	1,072,964
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	260,875
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,063,610
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	103,277
Series 2010, 5% 4/1/17	350,000	368,263
Series A, 5.25% 1/1/17	440,000	459,818
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG, 5% 1/1/17	$ 515,000	$ 536,934
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	589,611
		4,736,959
Illinois - 4.8%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	308,979
5% 1/1/17 (AMBAC Insured)	650,000	663,748
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	356,430
Series 2011 D, 5% 1/1/17	500,000	516,565
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	529,735
Series 2011 A1, 4% 4/1/17	90,000	93,330
Series 2013, 5% 5/15/17	295,000	308,906
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,933
5% 7/1/17	200,000	211,894
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	515,370
Series 2012, 5% 3/1/17	1,000,000	1,040,420
Series 2014, 4% 2/1/17	1,000,000	1,027,280
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	263,420
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	142,569
5.5% 6/15/17 (FGIC Insured)	75,000	79,740
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	131,534
		6,205,853
Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	503,985
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	235,051
		739,036
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/17	$ 1,215,000	$ 1,277,269
Louisiana - 1.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/17	2,000,000	2,111,440
Maryland - 2.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	521,615
Series 2014, 5% 7/1/17	1,000,000	1,057,330
Series 2015, 5% 7/1/17	400,000	421,772
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	570,217
		2,570,934
Massachusetts - 3.8%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	524,565
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	852,984
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,218,402
Series 2011 B, 5% 8/1/17	1,000,000	1,066,020
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	105,383
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,062,540
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	106,254
		4,936,148
Michigan - 8.3%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,575,795
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,040,020
Forest Hills Pub. Schools 4% 5/1/17	420,000	436,981
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17 (Escrowed to Maturity)	1,000,000	1,058,750
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	575,000	579,491
Series 2010 F2, 1.5%, tender 3/1/17 (a)	1,960,000	1,974,798
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	$ 225,000	$ 242,510
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,080,040
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	236,338
5% 5/1/17	1,090,000	1,144,925
Royal Oak City School District 5% 5/1/17	200,000	210,702
Zeeland Pub. Schools 4% 5/1/17	265,000	275,250
		10,855,600
Minnesota - 0.8%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,069,600
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	361,911
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	772,523
		1,134,434
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	521,040
Series 2014, 4% 7/1/17	450,000	471,164
		992,204
Nevada - 3.2%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,057,480
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	529,965
Series 2014 A, 5.5% 6/15/17	2,415,000	2,576,998
		4,164,443
New Hampshire - 1.8%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,339,612
New Jersey - 5.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,045,220
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,044,160
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	554,417
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	$ 2,085,000	$ 2,172,507
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	645,905
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	317,754
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	130,348
4% 7/1/17	230,000	239,805
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	298,700
Series 2011 B, 5% 6/15/17	530,000	553,405
Series 2014 AA, 5% 6/15/17	500,000	522,080
		7,524,301
New York - 7.4%
Buffalo and Erie County Indl. Land Rev.Series 2015, 5% 7/1/17	175,000	184,846
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	422,492
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	601,602
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	338,657
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,425,200
Series 2011 B, 5% 8/1/17	1,680,000	1,790,645
Series 2015 A, 5% 8/1/17	2,000,000	2,131,720
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	422,634
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	105,241
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	234,862
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	212,170
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	751,507
		9,621,576
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	$ 385,000	$ 402,591
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	411,942
		814,533
Ohio - 1.8%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	158,315
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,037,560
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	134,374
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	78,995
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	387,139
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	605,924
		2,402,307
Pennsylvania - 5.2%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	317,235
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	996,600
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	260,705
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	206,262
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,035,800
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,299,185
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	1,000,000	1,034,550
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	532,925
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,060,540
		6,743,802
Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	582,560
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	$ 1,000,000	$ 1,031,150
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	135,496
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,191,506
Texas - 6.4%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	106,227
Denton Independent School District Series 2011, 5% 8/15/17	500,000	533,570
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	440,124
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,346,440
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/17	650,000	686,348
5% 5/15/17	100,000	105,592
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	531,190
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	533,170
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	104,266
		8,386,927
Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	367,439
Washington - 5.4%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	2,955,316
Series 2014 A, 5% 7/1/17	1,250,000	1,328,550
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	526,850
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,205,000	1,270,395
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	249,697
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	$ 270,000	$ 289,510
Series 2014 5% 3/1/17	350,000	366,251
		6,986,569
Wisconsin - 1.2%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	522,700
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,056,230
		1,578,930
TOTAL MUNICIPAL BONDS (Cost $126,508,736)		127,017,134
Municipal Notes - 0.8%

Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,042,196)	1,000,000	1,055,040
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $127,550,932)		128,072,174
NET OTHER ASSETS (LIABILITIES) - 1.7%		2,264,277
NET ASSETS - 100%		$ 130,336,451
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.0%
Health Care	13.5%
Electric Utilities	11.0%
Special Tax	8.8%
Escrowed/Pre-Refunded	8.4%
Transportation	6.6%
Education	6.0%
Others* (Individually Less Than 5%)	7.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $127,550,932)		$ 128,072,174
Cash		468,217
Receivable for fund shares sold		270,303
Interest receivable		1,752,977
Other receivables		112
Total assets		130,563,783

Liabilities
Payable for fund shares redeemed	167,518
Distributions payable	14,002
Accrued management fee	32,670
Distribution and service plan fees payable	2,251
Other affiliated payables	10,891
Total liabilities		227,332

Net Assets		$ 130,336,451
Net Assets consist of:
Paid in capital		$ 129,825,943
Distributions in excess of net investment income		(2,703)
Accumulated undistributed net realized gain (loss) on investments		(8,031)
Net unrealized appreciation (depreciation) on investments		521,242
Net Assets		$ 130,336,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($10,728,559 divided by 1,023,758 shares)	$ 10.48

Maximum offering price per share (100/97.25 of $10.48)	$ 10.78
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($90,855,144 divided by 8,670,317 shares)	$ 10.48

Class I: Net Asset Value, offering price and redemption price per share ($28,752,748 divided by 2,743,831 shares)	$ 10.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 839,637

Expenses
Management fee	$ 198,724
Transfer agent fees	66,241
Distribution and service plan fees	12,823
Independent trustees' compensation	276
Miscellaneous	86
Total expenses before reductions	278,150
Expense reductions	(68)	278,082
Net investment income (loss)		561,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27,607
Change in net unrealized appreciation (depreciation) on investment securities		(125,759)
Net gain (loss)		(98,152)
Net increase (decrease) in net assets resulting from operations		$ 463,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 561,555	$ 1,060,107
Net realized gain (loss)	27,607	8,629
Change in net unrealized appreciation (depreciation)	(125,759)	(754,576)
Net increase (decrease) in net assets resulting from operations	463,403	314,160
Distributions to shareholders from net investment income	(561,418)	(1,058,902)
Distributions to shareholders from net realized gain	(12,468)	-
Total	(573,886)	(1,058,902)
Share transactions - net increase (decrease)	(1,440,698)	39,912,368
Redemption fees	421	96
Total increase (decrease) in net assets	(1,550,760)	39,167,722

Net Assets
Beginning of period	131,887,211	92,719,489
End of period (including distributions in excess of net investment income of $2,703 and distributions in excess of net investment income of $2,840, respectively)	$ 130,336,451	$ 131,887,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2017 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.032	.066	.106	.128	.150	.012
Net realized and unrealized gain (loss)	(.009)	(.060)	.183	(.087)	.480	(.011)
Total from investment operations	.023	.006	.289	.041	.630	.001
Distributions from net investment income	(.032)	(.066)	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	(.001)	-	(.001)	(.012)	-	-
Total distributions	(.033)	(.066)	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capitalE	-H	-H	-H	-H	-H	-
Net asset value, end of period	$ 10.48	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	.22%	.06%	2.80%	.38%	6.34%	.01%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	.61%A	.62%	1.01%	1.22%	1.45%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,729	$ 8,311	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	4%A	3%	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2017 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.046	.092	.132	.155	.176	.014
Net realized and unrealized gain (loss)	(.009)	(.059)	.183	(.088)	.480	(.010)
Total from investment operations	.037	.033	.315	.067	.656	.004
Distributions from net investment income	(.046)	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	-	(.001)	(.012)	-	-
Total distributions	(.047)	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capitalD	- G	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.48	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.35%	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.86%A	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,855	$ 97,854	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	4%A	3%	0%	0%	5%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2017 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.045	.092	.132	.155	.176	.015
Net realized and unrealized gain (loss)	(.008)	(.059)	.183	(.088)	.480	(.011)
Total from investment operations	.037	.033	.315	.067	.656	.004
Distributions from net investment income	(.046)	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	-	(.001)	(.012)	-	-
Total distributions	(.047)	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capitalD	- G	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.48	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.35%	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.86%A	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,753	$ 25,723	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	4%A	3%	0%	0%	5%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	20.0	16.8
New York	17.1	19.1
New Jersey	9.7	10.8
Michigan	6.2	5.4
Arizona	6.1	6.8
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.9	43.1
Transportation	13.8	15.2
Health Care	9.2	9.8
Education	6.9	7.6
Electric Utilities	6.6	6.6
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	3.4	3.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	3.1	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 7.7%	AAA 8.6%
AA,A 81.6%	AA,A 83.1%
BBB 5.6%	BBB 4.3%
Not Rated 1.1%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 6.1%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2015 A, 5% 6/1/19	$ 1,000,000	$ 1,123,820
(Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	303,431
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	392,217
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,078,940
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	726,315
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	678,054
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	565,230
		4,868,007
California - 5.1%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,167,192
California Gen. Oblig. 5.5% 4/1/19	500,000	569,915
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	560,840
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	379,193
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (c)	1,000,000	1,107,690
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	237,928
		4,022,758
Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	482,045
Florida - 20.0%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,125,340
Series 2015 A, 5% 7/1/19	500,000	562,670
5% 7/1/19	3,000,000	3,376,020
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	284,947
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	560,125
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	564,315
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	$ 800,000	$ 902,320
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	487,287
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,699,936
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,209,923
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	281,610
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,534,500
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,128,260
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,064,378
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	500,000	561,595
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19	245,000	278,910
5% 10/1/19 (Escrowed to Maturity)	255,000	290,595
		15,912,731
Georgia - 1.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,014,100
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	223,438
		1,237,538
Illinois - 4.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,107,710
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	361,582
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,071,220
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,115,540
		3,656,052
Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	282,798
Iowa - 1.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	933,188
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/19	$ 340,000	$ 373,269
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,115,670
Maryland - 1.4%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (c)	1,000,000	1,118,150
Michigan - 6.2%
Brandon School District Series 2016 A, 4% 5/1/19 (a)	1,000,000	1,082,750
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,112,900
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	833,648
Royal Oak City School District 5% 5/1/19	700,000	783,622
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,113,930
		4,926,850
Minnesota - 1.1%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	869,796
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	272,878
New Jersey - 9.7%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	117,584
Series 2014 PP, 5% 6/15/19	3,630,000	3,910,016
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	673,601
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	557,595
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	327,360
Series 2012 AA, 5% 6/15/19	2,000,000	2,150,180
		7,736,336
New Mexico - 0.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	677,616
New York - 17.1%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	305,000
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	$ 250,000	$ 270,618
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,261,760
5% 3/1/19	3,000,000	3,353,610
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	565,495
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,130,400
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	295,347
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	2,500,000	2,803,000
Series II, 4% 5/1/19	1,000,000	1,088,110
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,106,710
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	392,469
		13,572,519
Ohio - 2.5%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (b)	1,000,000	1,041,380
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	909,959
		1,951,339
Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (c)	1,000,000	1,082,830
Pennsylvania - 4.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	112,294
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	420,116
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	199,164
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,411
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,122,430
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	$ 800,000	$ 895,080
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	724,190
		3,584,685
Texas - 5.2%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	561,760
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,940,000	2,988,569
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	565,625
		4,115,954
Virginia - 1.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	502,280
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	506,120
		1,008,400
Washington - 0.1%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	122,190
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	500,000	501,560
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,124,180
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	706,823
		1,831,003
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $74,968,194)	76,256,162
NET OTHER ASSETS (LIABILITIES) - 4.0%	3,147,049
NET ASSETS - 100%	$ 79,403,211
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.9%
Transportation	13.8%
Health Care	9.2%
Education	6.9%
Electric Utilities	6.6%
Special Tax	6.6%
Others* (Individually Less Than 5%)	12.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $74,968,194)		$ 76,256,162
Cash		3,099,928
Receivable for fund shares sold		210,074
Interest receivable		988,795
Other receivables		93
Total assets		80,555,052

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,080,110
Payable for fund shares redeemed	22,037
Distributions payable	22,047
Accrued management fee	19,699
Distribution and service plan fees payable	1,382
Other affiliated payables	6,566
Total liabilities		1,151,841

Net Assets		$ 79,403,211
Net Assets consist of:
Paid in capital		$ 78,106,841
Undistributed net investment income		16,958
Accumulated undistributed net realized gain (loss) on investments		(8,556)
Net unrealized appreciation (depreciation) on investments		1,287,968
Net Assets		$ 79,403,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,750,641 divided by 630,993 shares)	$ 10.70

Maximum offering price per share (100/97.25 of $10.70)	$ 11.00
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($49,201,018 divided by 4,598,944 shares)	$ 10.70

Class I:
Net Asset Value, offering price and redemption price per share ($23,451,552 divided by 2,192,042 shares)	$ 10.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 781,843

Expenses
Management fee	$ 113,714
Transfer agent fees	37,905
Distribution and service plan fees	8,130
Independent trustees' compensation	156
Miscellaneous	48
Total expenses before reductions	159,953
Expense reductions	(10)	159,943
Net investment income (loss)		621,900
Realized and Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation) on investment securities		147,049
Net gain (loss)		147,049
Net increase (decrease) in net assets resulting from operations		$ 768,949

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 621,900	$ 1,162,955
Net realized gain (loss)	-	125,627
Change in net unrealized appreciation (depreciation)	147,049	(589,161)
Net increase (decrease) in net assets resulting from operations	768,949	699,421
Distributions to shareholders from net investment income	(621,850)	(1,148,149)
Distributions to shareholders from net realized gain	(83,264)	-
Total distributions	(705,114)	(1,148,149)
Share transactions - net increase (decrease)	7,501,322	15,731,072
Redemption fees	104	1,259
Total increase (decrease) in net assets	7,565,261	15,283,603

Net Assets
Beginning of period	71,837,950	56,554,347
End of period (including undistributed net investment income of $16,958 and undistributed net investment income of $16,908, respectively)	$ 79,403,211	$ 71,837,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2019 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.076	.157	.181	.199	.215	.017
Net realized and unrealized gain (loss)	.022	(.052)	.242	(.170)	.721	(.051)
Total from investment operations	.098	.105	.423	.029	.936	(.034)
Distributions from net investment income	(.076)	(.155)	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	(.012)	-	-	-	(.001)	-
Total distributions	(.088)	(.155)	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capitalE	-H	-H	-H	-H	-H	-
Net asset value, end of period	$ 10.70	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	.92%	.98%	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.41%A	1.46%	1.71%	1.84%	2.06%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,751	$ 7,522	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	0%A	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2019 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.089	.184	.207	.226	.242	.019
Net realized and unrealized gain (loss)	.022	(.052)	.242	(.170)	.720	(.050)
Total from investment operations	.111	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.089)	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	(.012)	-	-	-	(.001)	-
Total distributions	(.101)	(.182)	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 10.70	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.04%	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.65%A	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,201	$ 44,331	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	0%A	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2019 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.089	.184	.207	.226	.241	.019
Net realized and unrealized gain (loss)	.022	(.052)	.242	(.170)	.721	(.050)
Total from investment operations	.111	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.089)	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	(.012)	-	-	-	(.001)	-
Total distributions	(.101)	(.182)	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 10.70	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.04%	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.65%A	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,452	$ 19,985	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	0%A	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	14.1	12.9
New Jersey	11.7	11.0
Michigan	11.0	6.7
New York	7.6	7.9
Illinois	7.5	8.5
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.7	37.2
Health Care	13.5	14.9
Transportation	10.9	12.5
Water & Sewer	10.4	9.9
Electric Utilities	8.1	9.1
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	5.4	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	4.8	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 1.4%	AAA 1.6%
AA,A 84.0%	AA,A 87.3%
BBB 8.8%	BBB 8.2%
BB and Below 0.9%	BB and Below 1.0%
Not Rated 4.4%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value
Arizona - 3.3%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 683,348
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	350,961
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	295,394
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	585,870
		1,915,573
California - 6.3%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	590,010
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	587,815
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,177,800
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	298,388
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	120,660
Series 2011 C, 5% 5/1/21 (b)	500,000	582,460
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	297,025
		3,654,158
Colorado - 0.7%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	414,740
Connecticut - 1.5%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	876,693
Florida - 14.1%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	586,080
Series 2015 A, 5% 7/1/21	500,000	586,080
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	295,528
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	495,984
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	888,180
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	885,578
Series 2012 A, 5% 7/1/21	500,000	590,385
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/21	$ 1,000,000	$ 1,169,300
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,173,590
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,175,590
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	380,627
		8,226,922
Georgia - 4.1%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,168,060
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	292,278
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	805,603
Series 2011 B, 5% 1/1/21	85,000	99,241
		2,365,182
Hawaii - 0.8%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	442,789
Illinois - 7.5%
Chicago Gen. Oblig. 5% 1/1/21	500,000	528,645
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	460,572
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,111,060
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	585,485
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	548,395
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,155,410
		4,389,567
Indiana - 1.5%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	233,090
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	292,180
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	356,316
		881,586
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/21	485,000	542,269
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 1.2%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	$ 200,000	$ 237,312
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	461,943
		699,255
Michigan - 11.0%
Brandon School District Series 2016 A, 5% 5/1/21 (a)	1,000,000	1,160,030
Clarkston Cmnty. Schools Series 2016, 5% 5/1/21 (a)	1,000,000	1,160,440
Detroit School District Series 2012 A, 5% 5/1/21	500,000	579,430
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	240,674
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	587,965
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,184,400
Series 2015 D1, 5% 7/1/21	500,000	579,540
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	877,433
		6,369,912
Minnesota - 1.4%
Maple Grove Health Care Facilities Series 2015, 4% 9/1/21	400,000	436,732
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	348,573
		785,305
Nebraska - 1.0%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	585,080
Nevada - 1.1%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	294,818
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	346,134
		640,952
New Jersey - 11.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	562,135
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	886,550
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	362,359
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2015 XX:
5% 6/15/21	$ 1,000,000	$ 1,095,500
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	880,000	1,054,865
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	624,078
Series 2013 A, 5% 7/1/21	100,000	115,009
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,157,390
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	106,335
Series 2011 B, 5% 6/15/21	750,000	825,570
		6,789,791
New York - 7.6%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	555,480
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	565,900
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,183,980
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	811,266
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	680,406
Series 2014, 5% 7/1/21	325,000	379,652
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	233,974
		4,410,658
North Carolina - 2.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	233,338
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,177,560
		1,410,898
Oregon - 1.3%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (b)	650,000	755,612
Pennsylvania - 4.0%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	421,887
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	745,926
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	$ 500,000	$ 568,095
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	584,820
		2,320,728
Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	381,508
South Carolina - 1.4%
Horry County School District Series 2011, 5% 3/1/21	700,000	824,082
Texas - 6.8%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	292,898
5% 7/15/21	750,000	878,693
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	293,755
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	446,268
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	587,510
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	593,048
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	82,142
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	234,928
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	561,800
		3,971,042
Washington - 5.2%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	785,619
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,780,705
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	181,448
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	295,050
		3,042,822
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.0%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,176,990
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $55,417,282)	57,874,114
NET OTHER ASSETS (LIABILITIES) - 0.5%	310,179
NET ASSETS - 100%	$ 58,184,293
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	39.7%
Health Care	13.5%
Transportation	10.9%
Water & Sewer	10.4%
Electric Utilities	8.1%
Special Tax	6.1%
Education	5.4%
Others* (Individually Less Than 5%)	5.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $55,417,282)		$ 57,874,114
Cash		1,854,783
Receivable for fund shares sold		109,056
Interest receivable		798,558
Other receivables		70
Total assets		60,636,581

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,316,660
Payable for fund shares redeemed	11,500
Distributions payable	102,435
Accrued management fee	14,506
Distribution and service plan fees payable	2,353
Other affiliated payables	4,834
Total liabilities		2,452,288

Net Assets		$ 58,184,293
Net Assets consist of:
Paid in capital		$ 55,730,106
Undistributed net investment income		3,626
Accumulated undistributed net realized gain (loss) on investments		(6,271)
Net unrealized appreciation (depreciation) on investments		2,456,832
Net Assets		$ 58,184,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,058,454 divided by 1,005,483 shares)	$ 11.00

Maximum offering price per share (100/97.25 of $11.00)	$ 11.31
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($29,866,344 divided by 2,715,601 shares)	$ 11.00

Class I:
Net Asset Value, offering price and redemption price per share ($17,259,495 divided by 1,569,333 shares)	$ 11.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 718,743

Expenses
Management fee	$ 83,248
Transfer agent fees	27,749
Distribution and service plan fees	12,866
Independent trustees' compensation	113
Miscellaneous	34
Total expenses before reductions	124,010
Expense reductions	(101)	123,909
Net investment income (loss)		594,834
Change in net unrealized appreciation (depreciation) on investment securities		936,963
Net gain (loss)		936,963
Net increase (decrease) in net assets resulting from operations		$ 1,531,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 594,834	$ 1,066,099
Net realized gain (loss)	-	83,265
Change in net unrealized appreciation (depreciation)	936,963	(299,664)
Net increase (decrease) in net assets resulting from operations	1,531,797	849,700
Distributions to shareholders from net investment income	(594,834)	(1,065,265)
Distributions to shareholders from net realized gain	(74,065)	(56,405)
Total distributions	(668,899)	(1,121,670)
Share transactions - net increase (decrease)	6,778,394	7,804,053
Redemption fees	6	838
Total increase (decrease) in net assets	7,641,298	7,532,921

Net Assets
Beginning of period	50,542,995	43,010,074
End of period (including undistributed net investment income of $3,626 and undistributed net investment income of $3,626, respectively)	$ 58,184,293	$ 50,542,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2021 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.106	.221	.240	.242	.248	.017
Net realized and unrealized gain (loss)	.185	(.016)	.324	(.250)	.906	(.040)
Total from investment operations	.291	.205	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.106)	(.221)	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.121)	(.235)	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capitalE	-H	-H	-H	-H	-H	-
Net asset value, end of period	$ 11.00	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C, D	2.70%	1.89%	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	1.93%A	2.02%	2.26%	2.19%	2.34%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,058	$ 10,191	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	0%A	5%	6%	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2021 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.119	.248	.266	.269	.275	.019
Net realized and unrealized gain (loss)	.186	(.016)	.325	(.250)	.905	(.040)
Total from investment operations	.305	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.120)	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.135)	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 11.00	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.83%	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.18%A	2.27%	2.51%	2.44%	2.59%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,866	$ 24,594	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	0%A	5%	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2021 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.119	.247	.266	.269	.274	.020
Net realized and unrealized gain (loss)	.186	(.015)	.325	(.250)	.906	(.041)
Total from investment operations	.305	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.120)	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.135)	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 11.00	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.83%	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.18%A	2.27%	2.51%	2.44%	2.60%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,259	$ 15,758	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	0%A	5%	6%	12%	14%	5%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
New York	11.2	14.9
Illinois	10.0	13.8
Texas	8.7	3.4
California	8.5	6.7
Florida	8.0	5.2
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.1	38.6
Health Care	11.6	15.3
Special Tax	10.0	8.8
Transportation	9.8	12.5
Electric Utilities	9.3	10.4
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	7.4	7.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	6.1	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 6.1%	AAA 3.5%
AA,A 81.2%	AA,A 85.9%
BBB 7.4%	BBB 7.6%
BB and Below 0.7%	BB and Below 0.9%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount	Value
Arizona - 7.2%
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	$ 795,000	$ 966,219
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	542,039
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	300,748
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	520,000	633,610
		2,442,616
California - 8.5%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	110,000	131,889
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	305,210
Series 2015 F, 5% 5/1/23	1,000,000	1,219,270
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	461,025
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	69,651
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	152,574
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	244,012
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	300,298
		2,883,929
Colorado - 1.1%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	240,328
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	122,628
		362,956
Connecticut - 3.1%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	119,613
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	348,705
5% 4/1/23	500,000	581,175
		1,049,493
Municipal Bonds - continued
	Principal Amount	Value
Florida - 8.0%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	$ 250,000	$ 300,940
Series 2015 B, 5% 7/1/23	30,000	36,113
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	591,975
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	598,545
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	225,900
Series 2014 B, 5% 7/1/23	25,000	30,056
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 D, 5% 2/1/23	650,000	768,547
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	172,331
		2,724,407
Georgia - 1.6%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	300,840
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	252,706
		553,546
Illinois - 10.0%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	250,002
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	353,271
5% 1/1/23	400,000	471,028
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (c)	200,000	232,702
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	225,040
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	298,528
Series 2014, 5% 2/1/23	250,000	276,265
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	500,000	592,265
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	91,881
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	475,884
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 25,000	$ 19,668
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	99,895
		3,386,429
Indiana - 0.9%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	297,823
Louisiana - 1.8%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	623,921
Massachusetts - 0.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	63,303
Michigan - 6.1%
Clarkston Cmnty. Schools Series 2016, 5% 5/1/23 (b)	500,000	596,555
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	60,550
Farmington Pub. School District Gen. Oblig. 5% 5/1/23 (FSA Insured)	500,000	594,155
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	462,918
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	361,821
		2,075,999
Minnesota - 0.9%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	296,313
Nebraska - 2.7%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	901,463
Nevada - 1.7%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	133,852
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	449,969
		583,821
New Jersey - 6.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	285,048
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	$ 550,000	$ 609,488
Series 2015 XX, 5% 6/15/23	250,000	277,140
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	116,823
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	238,002
Series 2013, 5% 7/1/23	200,000	238,610
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	295,910
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	243,548
		2,304,569
New Mexico - 3.6%
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/23	1,000,000	1,219,260
New York - 11.2%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	408,359
Series 2014 B, 5% 7/1/23	250,000	291,685
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	731,496
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	605,590
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	628,622
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	777,456
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	359,748
		3,802,956
Ohio - 2.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	450,156
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	115,476
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	369,054
		934,686
Oregon - 0.9%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (c)	250,000	296,933
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 3.2%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	$ 325,000	$ 357,653
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	600,345
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	119,152
		1,077,150
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	289,398
Texas - 8.7%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	169,973
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	298,998
Series 2015 D, 5% 5/15/23	500,000	597,995
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	358,191
Series 2015 B, 5% 1/1/23	250,000	297,595
Texas Wtr. Dev. Board Rev. Series 2015 A, 5% 10/15/23	1,000,000	1,233,622
		2,956,374
Washington - 3.5%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	60,606
Port of Seattle Rev. Series 2013, 5% 7/1/23 (c)	250,000	295,988
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	300,000	357,540
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	340,185
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	136,274
		1,190,593
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $31,401,864)	32,317,938
NET OTHER ASSETS (LIABILITIES) - 4.6%	1,556,149
NET ASSETS - 100%	$ 33,874,087
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	42.1%
Health Care	11.6%
Special Tax	10.0%
Transportation	9.8%
Electric Utilities	9.3%
Water & Sewer	7.5%
Others* (Individually Less Than 5%)	9.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,401,864)		$ 32,317,938
Cash		1,782,945
Receivable for fund shares sold		44,809
Interest receivable		394,516
Other receivables		46
Total assets		34,540,254

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 592,860
Payable for fund shares redeemed	6,061
Distributions payable	55,458
Accrued management fee	8,140
Distribution and service plan fees payable	935
Other affiliated payables	2,713
Total liabilities		666,167

Net Assets		$ 33,874,087
Net Assets consist of:
Paid in capital		$ 32,970,572
Undistributed net investment income		323
Accumulated undistributed net realized gain (loss) on investments		(12,882)
Net unrealized appreciation (depreciation) on investments		916,074
Net Assets		$ 33,874,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,495,900 divided by 440,707 shares)	$ 10.20

Maximum offering price per share (100/97.25 of $10.20)	$ 10.49
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($16,736,799 divided by 1,640,657 shares)	$ 10.20

Class I: Net Asset Value, offering price and redemption price per share ($12,641,388 divided by 1,239,186 shares)	$ 10.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 366,968

Expenses
Management fee	$ 43,060
Transfer agent fees	14,353
Distribution and service plan fees	5,812
Independent trustees' compensation	57
Miscellaneous	16
Total expenses before reductions	63,298
Expense reductions	(132)	63,166
Net investment income (loss)		303,802
Change in net unrealized appreciation (depreciation) on investment securities		733,651
Net gain (loss)		733,651
Net increase (decrease) in net assets resulting from operations		$ 1,037,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 303,802	$ 498,665
Net realized gain (loss)	-	19,086
Change in net unrealized appreciation (depreciation)	733,651	(13,366)
Net increase (decrease) in net assets resulting from operations	1,037,453	504,385
Distributions to shareholders from net investment income	(303,789)	(498,361)
Share transactions - net increase (decrease)	9,079,294	4,591,029
Redemption fees	-	176
Total increase (decrease) in net assets	9,812,958	4,597,229

Net Assets
Beginning of period	24,061,129	19,463,900
End of period (including undistributed net investment income of $323 and undistributed net investment income of $310, respectively)	$ 33,874,087	$ 24,061,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2023 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.096	.202	.199	.010
Net realized and unrealized gain (loss)	.250	.050	.429	(.530)
Total from investment operations	.346	.252	.628	(.520)
Distributions from net investment income	(.096)	(.202)	(.198)	(.010)
Redemption fees added to paid in capital E, H	-	-	-	-
Total distributions	(.096)	(.202)	(.198)	(.010)
Net asset value, end of period	$ 10.20	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C, D	3.50%	2.54%	6.72%	(5.20)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.62%A
Net investment income (loss)	1.90%A	2.01%	2.08%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,496	$ 4,724	$ 4,827	$ 2,370
Portfolio turnover rate	0%A	16%	3%	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2023 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.108	.227	.223	.015
Net realized and unrealized gain (loss)	.251	.050	.429	(.530)
Total from investment operations	.359	.277	.652	(.515)
Distributions from net investment income	(.109)	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-	-
Total distributions	(.109)	(.227)	(.222)	(.015)
Net asset value, end of period	$ 10.20	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	3.62%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.37%A
Net investment income (loss)	2.14%A	2.26%	2.34%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,737	$ 11,424	$ 9,264	$ 5,383
Portfolio turnover rate	0%A	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2023 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.108	.227	.224	.015
Net realized and unrealized gain (loss)	.251	.050	.428	(.530)
Total from investment operations	.359	.277	.652	(.515)
Distributions from net investment income	(.109)	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-	-
Total distributions	(.109)	(.227)	(.222)	(.015)
Net asset value, end of period	$ 10.20	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	3.62%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.37%A
Net investment income (loss)	2.14%A	2.26%	2.33%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,641	$ 7,913	$ 5,374	$ 2,380
Portfolio turnover rate	0%A	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

1. Organization.

Fidelity® Municipal Income 2017 Fund, Fidelity® Municipal Income 2019 Fund, Fidelity® Municipal Income 2021 Fund and Fidelity® Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Class I (formerly Institutional Class), and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2017 Fund	$ 127,550,621	$ 663,065	$ (141,512)	$ 521,553
Fidelity Municipal Income 2019 Fund	74,968,194	1,472,404	(184,436)	1,287,968
Fidelity Municipal Income 2021 Fund	55,417,282	2,491,885	(35,053)	2,456,832
Fidelity Municipal Income 2023 Fund	31,401,799	971,837	(55,698)	916,139

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward

Fidelity Municipal Income 2017 Fund	$ (47)	$ (22,355)	$ (22,402)
Fidelity Municipal Income 2023 Fund	(12,882)	-	(12,882)

Fidelity Municipal Income 2017 Fund elected to defer to the next fiscal year $768 of capital losses recognized during the period November 1, 2014 to June 30, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

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2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2017 Fund	4,334,573	2,345,942
Fidelity Municipal Income 2019 Fund	7,058,693	-
Fidelity Municipal Income 2021 Fund	7,743,529	-
Fidelity Municipal Income 2023 Fund	8,232,241	-

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 12,823	$ -
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 8,130	$ 943
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 12,866	$ 2,411
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 5,812	$ 5,812

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	$ 66
Fidelity Municipal Income 2019 Fund
Class A	$ 147
Fidelity Municipal Income 2021 Fund
Class A	$ 224
Fidelity Municipal Income 2023 Fund
Class A	$ 80

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting,

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2017 Fund
Class A	$ 5,129
Municipal Income 2017	47,681
Class I	13,431
$ 66,241
Fidelity Municipal Income 2019 Fund
Class A	$ 3,252
Municipal Income 2019	23,393
Class I	11,260
$ 37,905
Fidelity Municipal Income 2021 Fund
Class A	$ 5,146
Municipal Income 2021	13,822
Class I	8,781
$ 27,749
Fidelity Municipal Income 2023 Fund
Class A	$ 2,325
Municipal Income 2023	7,031
Class I	4,997
$ 14,353

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata

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Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit - continued

portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2017 Fund	$ 86
Fidelity Municipal Income 2019 Fund	48
Fidelity Municipal Income 2021 Fund	34
Fidelity Municipal Income 2023 Fund	16

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fees by the following amounts:

Fidelity Municipal Income 2017 Fund	$ 68
Fidelity Municipal Income 2019 Fund	10
Fidelity Municipal Income 2021 Fund	101
Fidelity Municipal Income 2023 Fund	132

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 31,683	$ 62,444
Municipal Income 2017	413,391	820,701
Class I	116,344	175,757
Total	$ 561,418	$ 1,058,902
From net realized gain
Class A	$ 1,041	$ -
Municipal Income 2017	8,751	-
Class I	2,676	-
Total	$ 12,468	$ -

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7. Distributions to Shareholders - continued

	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 46,048	$ 123,060
Municipal Income 2019	388,812	720,200
Class I	186,990	304,889
Total	$ 621,850	$ 1,148,149
From net realized gain
Class A	$ 7,457	$ -
Municipal Income 2019	51,070	-
Class I	24,737	-
Total	$ 83,264	$ -
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 99,732	$ 200,894
Municipal Income 2021	302,762	570,180
Class I	192,340	294,191
Total	$ 594,834	$ 1,065,265
From net realized gain
Class A	$ 14,000	$ 11,579
Municipal Income 2021	36,127	30,850
Class I	23,938	13,976
Total	$ 74,065	$ 56,405
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 44,555	$ 96,478
Municipal Income 2023	151,391	247,684
Class I	107,843	154,199
Total	$ 303,789	$ 498,361

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	328,646	734,986	$ 3,448,809	$ 7,750,986
Reinvestment of distributions	2,999	5,477	31,488	57,674
Shares redeemed	(100,228)	(722,035)	(1,052,262)	(7,596,144)
Net increase (decrease)	231,417	18,428	$ 2,428,035	$ 212,516
Municipal Income 2017
Shares sold	1,137,166	6,173,161	$ 11,936,592	$ 65,036,725
Reinvestment of distributions	33,204	62,140	348,702	654,236
Shares redeemed	(1,830,168)	(3,441,441)	(19,214,653)	(36,209,000)
Net increase (decrease)	(659,798)	2,793,860	$ (6,929,359)	$ 29,481,961
Class I
Shares sold	433,081	1,345,674	$ 4,548,567	$ 14,161,984
Reinvestment of distributions	10,783	16,027	113,237	168,729
Shares redeemed	(152,589)	(390,908)	(1,601,178)	(4,112,822)
Net increase (decrease)	291,275	970,793	$ 3,060,626	$ 10,217,891
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	136,543	647,297	$ 1,462,875	$ 6,969,912
Reinvestment of distributions	4,631	11,112	49,591	119,567
Shares redeemed	(214,040)	(590,622)	(2,293,835)	(6,339,530)
Net increase (decrease)	(72,866)	67,787	$ (781,369)	$ 749,949
Municipal Income 2019
Shares sold	674,125	1,889,867	$ 7,226,285	$ 20,329,312
Reinvestment of distributions	30,946	48,982	331,389	526,873
Shares redeemed	(254,377)	(1,155,645)	(2,723,746)	(12,418,343)
Net increase (decrease)	450,694	783,204	$ 4,833,928	$ 8,437,842
Class I
Shares sold	405,472	1,192,982	$ 4,342,896	$ 12,850,827
Reinvestment of distributions	16,698	23,376	178,815	251,385
Shares redeemed	(100,216)	(611,694)	(1,072,948)	(6,558,931)
Net increase (decrease)	321,954	604,664	$ 3,448,763	$ 6,543,281

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8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	212,576	337,731	$ 2,328,611	$ 3,702,887
Reinvestment of distributions	9,943	18,467	108,577	202,045
Shares redeemed	(158,298)	(260,884)	(1,730,857)	(2,847,893)
Net increase (decrease)	64,221	95,314	$ 706,331	$ 1,057,039
Municipal Income 2021
Shares sold	785,906	791,444	$ 8,584,579	$ 8,664,090
Reinvestment of distributions	23,401	38,529	255,667	421,478
Shares redeemed	(365,257)	(741,853)	(3,992,943)	(8,095,156)
Net increase (decrease)	444,050	88,120	$ 4,847,303	$ 990,412
Class I
Shares sold	292,236	761,825	$ 3,176,314	$ 8,335,732
Reinvestment of distributions	16,906	23,388	184,640	255,812
Shares redeemed	(195,230)	(259,815)	(2,136,194)	(2,834,942)
Net increase (decrease)	113,912	525,398	$ 1,224,760	$ 5,756,602
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	32,375	138,656	$ 327,083	$ 1,395,740
Reinvestment of distributions	4,080	8,783	41,119	88,484
Shares redeemed	(70,656)	(159,919)	(713,201)	(1,596,486)
Net increase (decrease)	(34,201)	(12,480)	$ (344,999)	$ (112,262)
Municipal Income 2023
Shares sold	711,309	764,466	$ 7,167,572	$ 7,708,480
Reinvestment of distributions	11,955	21,193	120,642	213,479
Shares redeemed	(231,017)	(572,692)	(2,332,366)	(5,746,980)
Net increase (decrease)	492,247	212,967	$ 4,955,848	$ 2,174,979
Class I
Shares sold	511,985	349,204	$ 5,157,759	$ 3,495,722
Reinvestment of distributions	7,446	10,366	75,122	104,377
Shares redeemed	(75,662)	(106,801)	(764,436)	(1,071,787)
Net increase (decrease)	443,769	252,769	$ 4,468,445	$ 2,528,312

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum

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Notes to Financial Statements (Unaudited) - continued

9. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2023 Fund	16

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods, as applicable.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

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Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMI-USAN-0216
1.926289.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor Municipal Income 2017 Fund -
Class I

Fidelity Advisor Municipal Income 2019 Fund -
Class I

Fidelity Advisor Municipal Income 2021 Fund -
Class I

Fidelity Advisor Municipal Income 2023 Fund -
Class I

(formerly Institutional Class)

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,002.20	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,003.50	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,003.50	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,009.20	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,010.40	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,010.40	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,027.00	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,028.30	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,028.30	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,035.00	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,036.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Class I	.40%
Actual		$ 1,000.00	$ 1,036.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.3	13.3
Michigan	8.3	8.3
New York	7.4	7.4
California	7.3	7.3
Texas	6.4	6.5
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.0	37.7
Health Care	13.5	13.3
Electric Utilities	11.0	12.0
Special Tax	8.8	7.2
Escrowed/Pre-Refunded	8.4	8.4
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	1.4	1.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	1.3	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 3.7%	AAA 3.8%
AA,A 75.1%	AA,A 76.1%
BBB 15.4%	BBB 14.1%
BB and Below 1.6%	BB and Below 1.6%
Not Rated 2.5%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 466,569
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,100,000	1,107,744
		1,574,313
Arizona - 1.7%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	522,130
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	160,142
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	440,954
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	292,614
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	531,270
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	266,343
		2,213,453
California - 7.3%
California Gen. Oblig. 5% 3/1/17	215,000	225,849
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	625,000	655,856
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	636,468
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,037,460
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	524,425
Series 2014 A, 5% 7/1/17	2,000,000	2,127,220
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	265,135
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	540,170
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	529,305
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	298,036
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,454,107
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	156,531
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	297,751
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	$ 400,000	$ 418,324
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	320,097
		9,486,734
Colorado - 0.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	444,431
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	264,833
		709,264
Connecticut - 3.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	430,000	433,105
Series 2014 A, 0.8%, tender 7/26/17 (a)	2,000,000	1,997,220
Series D, 5% 7/1/17	1,000,000	1,061,160
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	715,244
		4,206,729
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,059,620
Florida - 13.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	530,270
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	78,803
Series 2009 A1, 5.5% 6/1/17	195,000	207,361
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	83,403
5% 6/1/17 (FSA Insured)	550,000	581,042
5.25% 6/1/17	1,980,000	2,098,622
Series 2012 A1, 5% 6/1/17	750,000	792,330
5.25% 6/1/17 (FSA Insured)	300,000	317,973
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	637,152
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,592,655
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	$ 200,000	$ 206,380
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	663,800
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,056,730
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	158,967
Miami-Dade County School Board Ctfs. of Prtn. Series 2007 A, 5% 5/1/18 (Pre-Refunded to 5/1/17 @ 100)	1,275,000	1,347,216
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,060,240
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,061,310
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,071,000
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,130,740
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	533,525
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	366,034
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/17 (Escrowed to Maturity)	135,000	144,804
5% 10/1/17 (Escrowed to Maturity)	120,000	128,714
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	204,248
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	213,074
		17,266,393
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	281,607
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,070,000	1,072,964
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	260,875
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,063,610
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	103,277
Series 2010, 5% 4/1/17	350,000	368,263
Series A, 5.25% 1/1/17	440,000	459,818
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG, 5% 1/1/17	$ 515,000	$ 536,934
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	589,611
		4,736,959
Illinois - 4.8%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	308,979
5% 1/1/17 (AMBAC Insured)	650,000	663,748
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	356,430
Series 2011 D, 5% 1/1/17	500,000	516,565
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	529,735
Series 2011 A1, 4% 4/1/17	90,000	93,330
Series 2013, 5% 5/15/17	295,000	308,906
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,933
5% 7/1/17	200,000	211,894
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	515,370
Series 2012, 5% 3/1/17	1,000,000	1,040,420
Series 2014, 4% 2/1/17	1,000,000	1,027,280
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	263,420
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	142,569
5.5% 6/15/17 (FGIC Insured)	75,000	79,740
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	131,534
		6,205,853
Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	503,985
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	235,051
		739,036
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/17	$ 1,215,000	$ 1,277,269
Louisiana - 1.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/17	2,000,000	2,111,440
Maryland - 2.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	521,615
Series 2014, 5% 7/1/17	1,000,000	1,057,330
Series 2015, 5% 7/1/17	400,000	421,772
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	570,217
		2,570,934
Massachusetts - 3.8%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	524,565
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	852,984
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,218,402
Series 2011 B, 5% 8/1/17	1,000,000	1,066,020
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	105,383
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,062,540
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	106,254
		4,936,148
Michigan - 8.3%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,575,795
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,040,020
Forest Hills Pub. Schools 4% 5/1/17	420,000	436,981
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17 (Escrowed to Maturity)	1,000,000	1,058,750
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	575,000	579,491
Series 2010 F2, 1.5%, tender 3/1/17 (a)	1,960,000	1,974,798
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	$ 225,000	$ 242,510
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,080,040
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	236,338
5% 5/1/17	1,090,000	1,144,925
Royal Oak City School District 5% 5/1/17	200,000	210,702
Zeeland Pub. Schools 4% 5/1/17	265,000	275,250
		10,855,600
Minnesota - 0.8%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,069,600
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	361,911
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	772,523
		1,134,434
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	521,040
Series 2014, 4% 7/1/17	450,000	471,164
		992,204
Nevada - 3.2%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,057,480
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	529,965
Series 2014 A, 5.5% 6/15/17	2,415,000	2,576,998
		4,164,443
New Hampshire - 1.8%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,339,612
New Jersey - 5.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,045,220
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,044,160
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	554,417
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	$ 2,085,000	$ 2,172,507
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	645,905
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	317,754
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	130,348
4% 7/1/17	230,000	239,805
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	298,700
Series 2011 B, 5% 6/15/17	530,000	553,405
Series 2014 AA, 5% 6/15/17	500,000	522,080
		7,524,301
New York - 7.4%
Buffalo and Erie County Indl. Land Rev.Series 2015, 5% 7/1/17	175,000	184,846
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	422,492
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	601,602
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	338,657
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,425,200
Series 2011 B, 5% 8/1/17	1,680,000	1,790,645
Series 2015 A, 5% 8/1/17	2,000,000	2,131,720
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	422,634
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	105,241
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	234,862
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	212,170
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	751,507
		9,621,576
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	$ 385,000	$ 402,591
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	411,942
		814,533
Ohio - 1.8%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	158,315
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,037,560
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	134,374
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	78,995
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	387,139
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	605,924
		2,402,307
Pennsylvania - 5.2%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	317,235
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	996,600
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	260,705
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	206,262
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,035,800
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,299,185
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	1,000,000	1,034,550
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	532,925
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,060,540
		6,743,802
Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	582,560
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	$ 1,000,000	$ 1,031,150
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	135,496
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,191,506
Texas - 6.4%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	106,227
Denton Independent School District Series 2011, 5% 8/15/17	500,000	533,570
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	440,124
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,346,440
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/17	650,000	686,348
5% 5/15/17	100,000	105,592
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	531,190
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	533,170
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	104,266
		8,386,927
Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	367,439
Washington - 5.4%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	2,955,316
Series 2014 A, 5% 7/1/17	1,250,000	1,328,550
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	526,850
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,205,000	1,270,395
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	249,697
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	$ 270,000	$ 289,510
Series 2014 5% 3/1/17	350,000	366,251
		6,986,569
Wisconsin - 1.2%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	522,700
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,056,230
		1,578,930
TOTAL MUNICIPAL BONDS (Cost $126,508,736)		127,017,134
Municipal Notes - 0.8%

Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,042,196)	1,000,000	1,055,040
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $127,550,932)		128,072,174
NET OTHER ASSETS (LIABILITIES) - 1.7%		2,264,277
NET ASSETS - 100%		$ 130,336,451
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.0%
Health Care	13.5%
Electric Utilities	11.0%
Special Tax	8.8%
Escrowed/Pre-Refunded	8.4%
Transportation	6.6%
Education	6.0%
Others* (Individually Less Than 5%)	7.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $127,550,932)		$ 128,072,174
Cash		468,217
Receivable for fund shares sold		270,303
Interest receivable		1,752,977
Other receivables		112
Total assets		130,563,783

Liabilities
Payable for fund shares redeemed	167,518
Distributions payable	14,002
Accrued management fee	32,670
Distribution and service plan fees payable	2,251
Other affiliated payables	10,891
Total liabilities		227,332

Net Assets		$ 130,336,451
Net Assets consist of:
Paid in capital		$ 129,825,943
Distributions in excess of net investment income		(2,703)
Accumulated undistributed net realized gain (loss) on investments		(8,031)
Net unrealized appreciation (depreciation) on investments		521,242
Net Assets		$ 130,336,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($10,728,559 divided by 1,023,758 shares)	$ 10.48

Maximum offering price per share (100/97.25 of $10.48)	$ 10.78
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($90,855,144 divided by 8,670,317 shares)	$ 10.48

Class I: Net Asset Value, offering price and redemption price per share ($28,752,748 divided by 2,743,831 shares)	$ 10.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 839,637

Expenses
Management fee	$ 198,724
Transfer agent fees	66,241
Distribution and service plan fees	12,823
Independent trustees' compensation	276
Miscellaneous	86
Total expenses before reductions	278,150
Expense reductions	(68)	278,082
Net investment income (loss)		561,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27,607
Change in net unrealized appreciation (depreciation) on investment securities		(125,759)
Net gain (loss)		(98,152)
Net increase (decrease) in net assets resulting from operations		$ 463,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 561,555	$ 1,060,107
Net realized gain (loss)	27,607	8,629
Change in net unrealized appreciation (depreciation)	(125,759)	(754,576)
Net increase (decrease) in net assets resulting from operations	463,403	314,160
Distributions to shareholders from net investment income	(561,418)	(1,058,902)
Distributions to shareholders from net realized gain	(12,468)	-
Total	(573,886)	(1,058,902)
Share transactions - net increase (decrease)	(1,440,698)	39,912,368
Redemption fees	421	96
Total increase (decrease) in net assets	(1,550,760)	39,167,722

Net Assets
Beginning of period	131,887,211	92,719,489
End of period (including distributions in excess of net investment income of $2,703 and distributions in excess of net investment income of $2,840, respectively)	$ 130,336,451	$ 131,887,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2017 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.032	.066	.106	.128	.150	.012
Net realized and unrealized gain (loss)	(.009)	(.060)	.183	(.087)	.480	(.011)
Total from investment operations	.023	.006	.289	.041	.630	.001
Distributions from net investment income	(.032)	(.066)	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	(.001)	-	(.001)	(.012)	-	-
Total distributions	(.033)	(.066)	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capitalE	-H	-H	-H	-H	-H	-
Net asset value, end of period	$ 10.48	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	.22%	.06%	2.80%	.38%	6.34%	.01%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	.61%A	.62%	1.01%	1.22%	1.45%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,729	$ 8,311	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	4%A	3%	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2017 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.046	.092	.132	.155	.176	.014
Net realized and unrealized gain (loss)	(.009)	(.059)	.183	(.088)	.480	(.010)
Total from investment operations	.037	.033	.315	.067	.656	.004
Distributions from net investment income	(.046)	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	-	(.001)	(.012)	-	-
Total distributions	(.047)	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capitalD	- G	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.48	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.35%	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.86%A	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,855	$ 97,854	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	4%A	3%	0%	0%	5%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2017 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.045	.092	.132	.155	.176	.015
Net realized and unrealized gain (loss)	(.008)	(.059)	.183	(.088)	.480	(.011)
Total from investment operations	.037	.033	.315	.067	.656	.004
Distributions from net investment income	(.046)	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	-	(.001)	(.012)	-	-
Total distributions	(.047)	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capitalD	- G	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.48	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.35%	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.86%A	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,753	$ 25,723	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	4%A	3%	0%	0%	5%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	20.0	16.8
New York	17.1	19.1
New Jersey	9.7	10.8
Michigan	6.2	5.4
Arizona	6.1	6.8
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.9	43.1
Transportation	13.8	15.2
Health Care	9.2	9.8
Education	6.9	7.6
Electric Utilities	6.6	6.6
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	3.4	3.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	3.1	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 7.7%	AAA 8.6%
AA,A 81.6%	AA,A 83.1%
BBB 5.6%	BBB 4.3%
Not Rated 1.1%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 6.1%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2015 A, 5% 6/1/19	$ 1,000,000	$ 1,123,820
(Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	303,431
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	392,217
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,078,940
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	726,315
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	678,054
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	565,230
		4,868,007
California - 5.1%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,167,192
California Gen. Oblig. 5.5% 4/1/19	500,000	569,915
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	560,840
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	379,193
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (c)	1,000,000	1,107,690
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	237,928
		4,022,758
Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	482,045
Florida - 20.0%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,125,340
Series 2015 A, 5% 7/1/19	500,000	562,670
5% 7/1/19	3,000,000	3,376,020
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	284,947
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	560,125
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	564,315
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	$ 800,000	$ 902,320
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	487,287
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,699,936
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,209,923
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	281,610
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,534,500
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,128,260
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,064,378
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	500,000	561,595
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19	245,000	278,910
5% 10/1/19 (Escrowed to Maturity)	255,000	290,595
		15,912,731
Georgia - 1.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,014,100
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	223,438
		1,237,538
Illinois - 4.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,107,710
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	361,582
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,071,220
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,115,540
		3,656,052
Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	282,798
Iowa - 1.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	933,188
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/19	$ 340,000	$ 373,269
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,115,670
Maryland - 1.4%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (c)	1,000,000	1,118,150
Michigan - 6.2%
Brandon School District Series 2016 A, 4% 5/1/19 (a)	1,000,000	1,082,750
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,112,900
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	833,648
Royal Oak City School District 5% 5/1/19	700,000	783,622
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,113,930
		4,926,850
Minnesota - 1.1%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	869,796
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	272,878
New Jersey - 9.7%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	117,584
Series 2014 PP, 5% 6/15/19	3,630,000	3,910,016
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	673,601
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	557,595
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	327,360
Series 2012 AA, 5% 6/15/19	2,000,000	2,150,180
		7,736,336
New Mexico - 0.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	677,616
New York - 17.1%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	305,000
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	$ 250,000	$ 270,618
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,261,760
5% 3/1/19	3,000,000	3,353,610
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	565,495
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,130,400
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	295,347
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	2,500,000	2,803,000
Series II, 4% 5/1/19	1,000,000	1,088,110
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,106,710
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	392,469
		13,572,519
Ohio - 2.5%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (b)	1,000,000	1,041,380
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	909,959
		1,951,339
Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (c)	1,000,000	1,082,830
Pennsylvania - 4.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	112,294
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	420,116
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	199,164
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,411
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,122,430
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	$ 800,000	$ 895,080
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	724,190
		3,584,685
Texas - 5.2%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	561,760
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,940,000	2,988,569
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	565,625
		4,115,954
Virginia - 1.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	502,280
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	506,120
		1,008,400
Washington - 0.1%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	122,190
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	500,000	501,560
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,124,180
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	706,823
		1,831,003
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $74,968,194)	76,256,162
NET OTHER ASSETS (LIABILITIES) - 4.0%	3,147,049
NET ASSETS - 100%	$ 79,403,211
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.9%
Transportation	13.8%
Health Care	9.2%
Education	6.9%
Electric Utilities	6.6%
Special Tax	6.6%
Others* (Individually Less Than 5%)	12.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $74,968,194)		$ 76,256,162
Cash		3,099,928
Receivable for fund shares sold		210,074
Interest receivable		988,795
Other receivables		93
Total assets		80,555,052

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,080,110
Payable for fund shares redeemed	22,037
Distributions payable	22,047
Accrued management fee	19,699
Distribution and service plan fees payable	1,382
Other affiliated payables	6,566
Total liabilities		1,151,841

Net Assets		$ 79,403,211
Net Assets consist of:
Paid in capital		$ 78,106,841
Undistributed net investment income		16,958
Accumulated undistributed net realized gain (loss) on investments		(8,556)
Net unrealized appreciation (depreciation) on investments		1,287,968
Net Assets		$ 79,403,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,750,641 divided by 630,993 shares)	$ 10.70

Maximum offering price per share (100/97.25 of $10.70)	$ 11.00
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($49,201,018 divided by 4,598,944 shares)	$ 10.70

Class I:
Net Asset Value, offering price and redemption price per share ($23,451,552 divided by 2,192,042 shares)	$ 10.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 781,843

Expenses
Management fee	$ 113,714
Transfer agent fees	37,905
Distribution and service plan fees	8,130
Independent trustees' compensation	156
Miscellaneous	48
Total expenses before reductions	159,953
Expense reductions	(10)	159,943
Net investment income (loss)		621,900
Realized and Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation) on investment securities		147,049
Net gain (loss)		147,049
Net increase (decrease) in net assets resulting from operations		$ 768,949

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 621,900	$ 1,162,955
Net realized gain (loss)	-	125,627
Change in net unrealized appreciation (depreciation)	147,049	(589,161)
Net increase (decrease) in net assets resulting from operations	768,949	699,421
Distributions to shareholders from net investment income	(621,850)	(1,148,149)
Distributions to shareholders from net realized gain	(83,264)	-
Total distributions	(705,114)	(1,148,149)
Share transactions - net increase (decrease)	7,501,322	15,731,072
Redemption fees	104	1,259
Total increase (decrease) in net assets	7,565,261	15,283,603

Net Assets
Beginning of period	71,837,950	56,554,347
End of period (including undistributed net investment income of $16,958 and undistributed net investment income of $16,908, respectively)	$ 79,403,211	$ 71,837,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2019 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.076	.157	.181	.199	.215	.017
Net realized and unrealized gain (loss)	.022	(.052)	.242	(.170)	.721	(.051)
Total from investment operations	.098	.105	.423	.029	.936	(.034)
Distributions from net investment income	(.076)	(.155)	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	(.012)	-	-	-	(.001)	-
Total distributions	(.088)	(.155)	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capitalE	-H	-H	-H	-H	-H	-
Net asset value, end of period	$ 10.70	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	.92%	.98%	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.41%A	1.46%	1.71%	1.84%	2.06%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,751	$ 7,522	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	0%A	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2019 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.089	.184	.207	.226	.242	.019
Net realized and unrealized gain (loss)	.022	(.052)	.242	(.170)	.720	(.050)
Total from investment operations	.111	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.089)	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	(.012)	-	-	-	(.001)	-
Total distributions	(.101)	(.182)	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 10.70	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.04%	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.65%A	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,201	$ 44,331	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	0%A	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2019 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.089	.184	.207	.226	.241	.019
Net realized and unrealized gain (loss)	.022	(.052)	.242	(.170)	.721	(.050)
Total from investment operations	.111	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.089)	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	(.012)	-	-	-	(.001)	-
Total distributions	(.101)	(.182)	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 10.70	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.04%	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.65%A	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,452	$ 19,985	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	0%A	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	14.1	12.9
New Jersey	11.7	11.0
Michigan	11.0	6.7
New York	7.6	7.9
Illinois	7.5	8.5
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.7	37.2
Health Care	13.5	14.9
Transportation	10.9	12.5
Water & Sewer	10.4	9.9
Electric Utilities	8.1	9.1
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	5.4	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	4.8	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 1.4%	AAA 1.6%
AA,A 84.0%	AA,A 87.3%
BBB 8.8%	BBB 8.2%
BB and Below 0.9%	BB and Below 1.0%
Not Rated 4.4%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value
Arizona - 3.3%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 683,348
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	350,961
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	295,394
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	585,870
		1,915,573
California - 6.3%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	590,010
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	587,815
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,177,800
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	298,388
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	120,660
Series 2011 C, 5% 5/1/21 (b)	500,000	582,460
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	297,025
		3,654,158
Colorado - 0.7%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	414,740
Connecticut - 1.5%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	876,693
Florida - 14.1%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	586,080
Series 2015 A, 5% 7/1/21	500,000	586,080
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	295,528
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	495,984
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	888,180
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	885,578
Series 2012 A, 5% 7/1/21	500,000	590,385
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/21	$ 1,000,000	$ 1,169,300
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,173,590
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,175,590
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	380,627
		8,226,922
Georgia - 4.1%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,168,060
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	292,278
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	805,603
Series 2011 B, 5% 1/1/21	85,000	99,241
		2,365,182
Hawaii - 0.8%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	442,789
Illinois - 7.5%
Chicago Gen. Oblig. 5% 1/1/21	500,000	528,645
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	460,572
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,111,060
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	585,485
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	548,395
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,155,410
		4,389,567
Indiana - 1.5%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	233,090
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	292,180
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	356,316
		881,586
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/21	485,000	542,269
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 1.2%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	$ 200,000	$ 237,312
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	461,943
		699,255
Michigan - 11.0%
Brandon School District Series 2016 A, 5% 5/1/21 (a)	1,000,000	1,160,030
Clarkston Cmnty. Schools Series 2016, 5% 5/1/21 (a)	1,000,000	1,160,440
Detroit School District Series 2012 A, 5% 5/1/21	500,000	579,430
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	240,674
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	587,965
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,184,400
Series 2015 D1, 5% 7/1/21	500,000	579,540
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	877,433
		6,369,912
Minnesota - 1.4%
Maple Grove Health Care Facilities Series 2015, 4% 9/1/21	400,000	436,732
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	348,573
		785,305
Nebraska - 1.0%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	585,080
Nevada - 1.1%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	294,818
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	346,134
		640,952
New Jersey - 11.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	562,135
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	886,550
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	362,359
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2015 XX:
5% 6/15/21	$ 1,000,000	$ 1,095,500
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	880,000	1,054,865
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	624,078
Series 2013 A, 5% 7/1/21	100,000	115,009
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,157,390
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	106,335
Series 2011 B, 5% 6/15/21	750,000	825,570
		6,789,791
New York - 7.6%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	555,480
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	565,900
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,183,980
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	811,266
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	680,406
Series 2014, 5% 7/1/21	325,000	379,652
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	233,974
		4,410,658
North Carolina - 2.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	233,338
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,177,560
		1,410,898
Oregon - 1.3%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (b)	650,000	755,612
Pennsylvania - 4.0%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	421,887
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	745,926
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	$ 500,000	$ 568,095
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	584,820
		2,320,728
Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	381,508
South Carolina - 1.4%
Horry County School District Series 2011, 5% 3/1/21	700,000	824,082
Texas - 6.8%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	292,898
5% 7/15/21	750,000	878,693
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	293,755
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	446,268
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	587,510
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	593,048
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	82,142
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	234,928
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	561,800
		3,971,042
Washington - 5.2%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	785,619
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,780,705
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	181,448
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	295,050
		3,042,822
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.0%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,176,990
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $55,417,282)	57,874,114
NET OTHER ASSETS (LIABILITIES) - 0.5%	310,179
NET ASSETS - 100%	$ 58,184,293
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	39.7%
Health Care	13.5%
Transportation	10.9%
Water & Sewer	10.4%
Electric Utilities	8.1%
Special Tax	6.1%
Education	5.4%
Others* (Individually Less Than 5%)	5.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $55,417,282)		$ 57,874,114
Cash		1,854,783
Receivable for fund shares sold		109,056
Interest receivable		798,558
Other receivables		70
Total assets		60,636,581

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,316,660
Payable for fund shares redeemed	11,500
Distributions payable	102,435
Accrued management fee	14,506
Distribution and service plan fees payable	2,353
Other affiliated payables	4,834
Total liabilities		2,452,288

Net Assets		$ 58,184,293
Net Assets consist of:
Paid in capital		$ 55,730,106
Undistributed net investment income		3,626
Accumulated undistributed net realized gain (loss) on investments		(6,271)
Net unrealized appreciation (depreciation) on investments		2,456,832
Net Assets		$ 58,184,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,058,454 divided by 1,005,483 shares)	$ 11.00

Maximum offering price per share (100/97.25 of $11.00)	$ 11.31
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($29,866,344 divided by 2,715,601 shares)	$ 11.00

Class I:
Net Asset Value, offering price and redemption price per share ($17,259,495 divided by 1,569,333 shares)	$ 11.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 718,743

Expenses
Management fee	$ 83,248
Transfer agent fees	27,749
Distribution and service plan fees	12,866
Independent trustees' compensation	113
Miscellaneous	34
Total expenses before reductions	124,010
Expense reductions	(101)	123,909
Net investment income (loss)		594,834
Change in net unrealized appreciation (depreciation) on investment securities		936,963
Net gain (loss)		936,963
Net increase (decrease) in net assets resulting from operations		$ 1,531,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 594,834	$ 1,066,099
Net realized gain (loss)	-	83,265
Change in net unrealized appreciation (depreciation)	936,963	(299,664)
Net increase (decrease) in net assets resulting from operations	1,531,797	849,700
Distributions to shareholders from net investment income	(594,834)	(1,065,265)
Distributions to shareholders from net realized gain	(74,065)	(56,405)
Total distributions	(668,899)	(1,121,670)
Share transactions - net increase (decrease)	6,778,394	7,804,053
Redemption fees	6	838
Total increase (decrease) in net assets	7,641,298	7,532,921

Net Assets
Beginning of period	50,542,995	43,010,074
End of period (including undistributed net investment income of $3,626 and undistributed net investment income of $3,626, respectively)	$ 58,184,293	$ 50,542,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2021 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.106	.221	.240	.242	.248	.017
Net realized and unrealized gain (loss)	.185	(.016)	.324	(.250)	.906	(.040)
Total from investment operations	.291	.205	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.106)	(.221)	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.121)	(.235)	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capitalE	-H	-H	-H	-H	-H	-
Net asset value, end of period	$ 11.00	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C, D	2.70%	1.89%	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	1.93%A	2.02%	2.26%	2.19%	2.34%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,058	$ 10,191	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	0%A	5%	6%	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2021 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.119	.248	.266	.269	.275	.019
Net realized and unrealized gain (loss)	.186	(.016)	.325	(.250)	.905	(.040)
Total from investment operations	.305	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.120)	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.135)	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 11.00	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.83%	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.18%A	2.27%	2.51%	2.44%	2.59%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,866	$ 24,594	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	0%A	5%	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2021 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.119	.247	.266	.269	.274	.020
Net realized and unrealized gain (loss)	.186	(.015)	.325	(.250)	.906	(.041)
Total from investment operations	.305	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.120)	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.135)	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 11.00	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.83%	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.18%A	2.27%	2.51%	2.44%	2.60%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,259	$ 15,758	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	0%A	5%	6%	12%	14%	5%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
New York	11.2	14.9
Illinois	10.0	13.8
Texas	8.7	3.4
California	8.5	6.7
Florida	8.0	5.2
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.1	38.6
Health Care	11.6	15.3
Special Tax	10.0	8.8
Transportation	9.8	12.5
Electric Utilities	9.3	10.4
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	7.4	7.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	6.1	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 6.1%	AAA 3.5%
AA,A 81.2%	AA,A 85.9%
BBB 7.4%	BBB 7.6%
BB and Below 0.7%	BB and Below 0.9%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount	Value
Arizona - 7.2%
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	$ 795,000	$ 966,219
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	542,039
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	300,748
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	520,000	633,610
		2,442,616
California - 8.5%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	110,000	131,889
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	305,210
Series 2015 F, 5% 5/1/23	1,000,000	1,219,270
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	461,025
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	69,651
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	152,574
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	244,012
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	300,298
		2,883,929
Colorado - 1.1%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	240,328
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	122,628
		362,956
Connecticut - 3.1%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	119,613
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	348,705
5% 4/1/23	500,000	581,175
		1,049,493
Municipal Bonds - continued
	Principal Amount	Value
Florida - 8.0%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	$ 250,000	$ 300,940
Series 2015 B, 5% 7/1/23	30,000	36,113
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	591,975
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	598,545
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	225,900
Series 2014 B, 5% 7/1/23	25,000	30,056
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 D, 5% 2/1/23	650,000	768,547
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	172,331
		2,724,407
Georgia - 1.6%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	300,840
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	252,706
		553,546
Illinois - 10.0%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	250,002
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	353,271
5% 1/1/23	400,000	471,028
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (c)	200,000	232,702
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	225,040
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	298,528
Series 2014, 5% 2/1/23	250,000	276,265
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	500,000	592,265
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	91,881
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	475,884
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 25,000	$ 19,668
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	99,895
		3,386,429
Indiana - 0.9%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	297,823
Louisiana - 1.8%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	623,921
Massachusetts - 0.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	63,303
Michigan - 6.1%
Clarkston Cmnty. Schools Series 2016, 5% 5/1/23 (b)	500,000	596,555
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	60,550
Farmington Pub. School District Gen. Oblig. 5% 5/1/23 (FSA Insured)	500,000	594,155
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	462,918
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	361,821
		2,075,999
Minnesota - 0.9%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	296,313
Nebraska - 2.7%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	901,463
Nevada - 1.7%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	133,852
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	449,969
		583,821
New Jersey - 6.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	285,048
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	$ 550,000	$ 609,488
Series 2015 XX, 5% 6/15/23	250,000	277,140
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	116,823
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	238,002
Series 2013, 5% 7/1/23	200,000	238,610
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	295,910
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	243,548
		2,304,569
New Mexico - 3.6%
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/23	1,000,000	1,219,260
New York - 11.2%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	408,359
Series 2014 B, 5% 7/1/23	250,000	291,685
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	731,496
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	605,590
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	628,622
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	777,456
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	359,748
		3,802,956
Ohio - 2.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	450,156
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	115,476
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	369,054
		934,686
Oregon - 0.9%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (c)	250,000	296,933
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 3.2%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	$ 325,000	$ 357,653
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	600,345
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	119,152
		1,077,150
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	289,398
Texas - 8.7%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	169,973
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	298,998
Series 2015 D, 5% 5/15/23	500,000	597,995
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	358,191
Series 2015 B, 5% 1/1/23	250,000	297,595
Texas Wtr. Dev. Board Rev. Series 2015 A, 5% 10/15/23	1,000,000	1,233,622
		2,956,374
Washington - 3.5%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	60,606
Port of Seattle Rev. Series 2013, 5% 7/1/23 (c)	250,000	295,988
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	300,000	357,540
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	340,185
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	136,274
		1,190,593
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $31,401,864)	32,317,938
NET OTHER ASSETS (LIABILITIES) - 4.6%	1,556,149
NET ASSETS - 100%	$ 33,874,087
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	42.1%
Health Care	11.6%
Special Tax	10.0%
Transportation	9.8%
Electric Utilities	9.3%
Water & Sewer	7.5%
Others* (Individually Less Than 5%)	9.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,401,864)		$ 32,317,938
Cash		1,782,945
Receivable for fund shares sold		44,809
Interest receivable		394,516
Other receivables		46
Total assets		34,540,254

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 592,860
Payable for fund shares redeemed	6,061
Distributions payable	55,458
Accrued management fee	8,140
Distribution and service plan fees payable	935
Other affiliated payables	2,713
Total liabilities		666,167

Net Assets		$ 33,874,087
Net Assets consist of:
Paid in capital		$ 32,970,572
Undistributed net investment income		323
Accumulated undistributed net realized gain (loss) on investments		(12,882)
Net unrealized appreciation (depreciation) on investments		916,074
Net Assets		$ 33,874,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,495,900 divided by 440,707 shares)	$ 10.20

Maximum offering price per share (100/97.25 of $10.20)	$ 10.49
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($16,736,799 divided by 1,640,657 shares)	$ 10.20

Class I: Net Asset Value, offering price and redemption price per share ($12,641,388 divided by 1,239,186 shares)	$ 10.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Interest		$ 366,968

Expenses
Management fee	$ 43,060
Transfer agent fees	14,353
Distribution and service plan fees	5,812
Independent trustees' compensation	57
Miscellaneous	16
Total expenses before reductions	63,298
Expense reductions	(132)	63,166
Net investment income (loss)		303,802
Change in net unrealized appreciation (depreciation) on investment securities		733,651
Net gain (loss)		733,651
Net increase (decrease) in net assets resulting from operations		$ 1,037,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 303,802	$ 498,665
Net realized gain (loss)	-	19,086
Change in net unrealized appreciation (depreciation)	733,651	(13,366)
Net increase (decrease) in net assets resulting from operations	1,037,453	504,385
Distributions to shareholders from net investment income	(303,789)	(498,361)
Share transactions - net increase (decrease)	9,079,294	4,591,029
Redemption fees	-	176
Total increase (decrease) in net assets	9,812,958	4,597,229

Net Assets
Beginning of period	24,061,129	19,463,900
End of period (including undistributed net investment income of $323 and undistributed net investment income of $310, respectively)	$ 33,874,087	$ 24,061,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2023 Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.096	.202	.199	.010
Net realized and unrealized gain (loss)	.250	.050	.429	(.530)
Total from investment operations	.346	.252	.628	(.520)
Distributions from net investment income	(.096)	(.202)	(.198)	(.010)
Redemption fees added to paid in capital E, H	-	-	-	-
Total distributions	(.096)	(.202)	(.198)	(.010)
Net asset value, end of period	$ 10.20	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C, D	3.50%	2.54%	6.72%	(5.20)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%A	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.62%A
Net investment income (loss)	1.90%A	2.01%	2.08%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,496	$ 4,724	$ 4,827	$ 2,370
Portfolio turnover rate	0%A	16%	3%	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.0005 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2023 Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.108	.227	.223	.015
Net realized and unrealized gain (loss)	.251	.050	.429	(.530)
Total from investment operations	.359	.277	.652	(.515)
Distributions from net investment income	(.109)	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-	-
Total distributions	(.109)	(.227)	(.222)	(.015)
Net asset value, end of period	$ 10.20	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	3.62%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.37%A
Net investment income (loss)	2.14%A	2.26%	2.34%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,737	$ 11,424	$ 9,264	$ 5,383
Portfolio turnover rate	0%A	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Municipal Income 2023 Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.108	.227	.224	.015
Net realized and unrealized gain (loss)	.251	.050	.428	(.530)
Total from investment operations	.359	.277	.652	(.515)
Distributions from net investment income	(.109)	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-	-
Total distributions	(.109)	(.227)	(.222)	(.015)
Net asset value, end of period	$ 10.20	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	3.62%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.37%A
Net investment income (loss)	2.14%A	2.26%	2.33%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,641	$ 7,913	$ 5,374	$ 2,380
Portfolio turnover rate	0%A	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

1. Organization.

Fidelity® Municipal Income 2017 Fund, Fidelity® Municipal Income 2019 Fund, Fidelity® Municipal Income 2021 Fund and Fidelity® Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Class I (formerly Institutional Class), and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated

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2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2017 Fund	$ 127,550,621	$ 663,065	$ (141,512)	$ 521,553
Fidelity Municipal Income 2019 Fund	74,968,194	1,472,404	(184,436)	1,287,968
Fidelity Municipal Income 2021 Fund	55,417,282	2,491,885	(35,053)	2,456,832
Fidelity Municipal Income 2023 Fund	31,401,799	971,837	(55,698)	916,139

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward

Fidelity Municipal Income 2017 Fund	$ (47)	$ (22,355)	$ (22,402)
Fidelity Municipal Income 2023 Fund	(12,882)	-	(12,882)

Fidelity Municipal Income 2017 Fund elected to defer to the next fiscal year $768 of capital losses recognized during the period November 1, 2014 to June 30, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

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2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2017 Fund	4,334,573	2,345,942
Fidelity Municipal Income 2019 Fund	7,058,693	-
Fidelity Municipal Income 2021 Fund	7,743,529	-
Fidelity Municipal Income 2023 Fund	8,232,241	-

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 12,823	$ -
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 8,130	$ 943
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 12,866	$ 2,411
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 5,812	$ 5,812

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	$ 66
Fidelity Municipal Income 2019 Fund
Class A	$ 147
Fidelity Municipal Income 2021 Fund
Class A	$ 224
Fidelity Municipal Income 2023 Fund
Class A	$ 80

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting,

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2017 Fund
Class A	$ 5,129
Municipal Income 2017	47,681
Class I	13,431
$ 66,241
Fidelity Municipal Income 2019 Fund
Class A	$ 3,252
Municipal Income 2019	23,393
Class I	11,260
$ 37,905
Fidelity Municipal Income 2021 Fund
Class A	$ 5,146
Municipal Income 2021	13,822
Class I	8,781
$ 27,749
Fidelity Municipal Income 2023 Fund
Class A	$ 2,325
Municipal Income 2023	7,031
Class I	4,997
$ 14,353

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata

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Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit - continued

portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2017 Fund	$ 86
Fidelity Municipal Income 2019 Fund	48
Fidelity Municipal Income 2021 Fund	34
Fidelity Municipal Income 2023 Fund	16

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fees by the following amounts:

Fidelity Municipal Income 2017 Fund	$ 68
Fidelity Municipal Income 2019 Fund	10
Fidelity Municipal Income 2021 Fund	101
Fidelity Municipal Income 2023 Fund	132

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 31,683	$ 62,444
Municipal Income 2017	413,391	820,701
Class I	116,344	175,757
Total	$ 561,418	$ 1,058,902
From net realized gain
Class A	$ 1,041	$ -
Municipal Income 2017	8,751	-
Class I	2,676	-
Total	$ 12,468	$ -

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7. Distributions to Shareholders - continued

	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 46,048	$ 123,060
Municipal Income 2019	388,812	720,200
Class I	186,990	304,889
Total	$ 621,850	$ 1,148,149
From net realized gain
Class A	$ 7,457	$ -
Municipal Income 2019	51,070	-
Class I	24,737	-
Total	$ 83,264	$ -
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 99,732	$ 200,894
Municipal Income 2021	302,762	570,180
Class I	192,340	294,191
Total	$ 594,834	$ 1,065,265
From net realized gain
Class A	$ 14,000	$ 11,579
Municipal Income 2021	36,127	30,850
Class I	23,938	13,976
Total	$ 74,065	$ 56,405
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 44,555	$ 96,478
Municipal Income 2023	151,391	247,684
Class I	107,843	154,199
Total	$ 303,789	$ 498,361

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	328,646	734,986	$ 3,448,809	$ 7,750,986
Reinvestment of distributions	2,999	5,477	31,488	57,674
Shares redeemed	(100,228)	(722,035)	(1,052,262)	(7,596,144)
Net increase (decrease)	231,417	18,428	$ 2,428,035	$ 212,516
Municipal Income 2017
Shares sold	1,137,166	6,173,161	$ 11,936,592	$ 65,036,725
Reinvestment of distributions	33,204	62,140	348,702	654,236
Shares redeemed	(1,830,168)	(3,441,441)	(19,214,653)	(36,209,000)
Net increase (decrease)	(659,798)	2,793,860	$ (6,929,359)	$ 29,481,961
Class I
Shares sold	433,081	1,345,674	$ 4,548,567	$ 14,161,984
Reinvestment of distributions	10,783	16,027	113,237	168,729
Shares redeemed	(152,589)	(390,908)	(1,601,178)	(4,112,822)
Net increase (decrease)	291,275	970,793	$ 3,060,626	$ 10,217,891
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	136,543	647,297	$ 1,462,875	$ 6,969,912
Reinvestment of distributions	4,631	11,112	49,591	119,567
Shares redeemed	(214,040)	(590,622)	(2,293,835)	(6,339,530)
Net increase (decrease)	(72,866)	67,787	$ (781,369)	$ 749,949
Municipal Income 2019
Shares sold	674,125	1,889,867	$ 7,226,285	$ 20,329,312
Reinvestment of distributions	30,946	48,982	331,389	526,873
Shares redeemed	(254,377)	(1,155,645)	(2,723,746)	(12,418,343)
Net increase (decrease)	450,694	783,204	$ 4,833,928	$ 8,437,842
Class I
Shares sold	405,472	1,192,982	$ 4,342,896	$ 12,850,827
Reinvestment of distributions	16,698	23,376	178,815	251,385
Shares redeemed	(100,216)	(611,694)	(1,072,948)	(6,558,931)
Net increase (decrease)	321,954	604,664	$ 3,448,763	$ 6,543,281

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8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	212,576	337,731	$ 2,328,611	$ 3,702,887
Reinvestment of distributions	9,943	18,467	108,577	202,045
Shares redeemed	(158,298)	(260,884)	(1,730,857)	(2,847,893)
Net increase (decrease)	64,221	95,314	$ 706,331	$ 1,057,039
Municipal Income 2021
Shares sold	785,906	791,444	$ 8,584,579	$ 8,664,090
Reinvestment of distributions	23,401	38,529	255,667	421,478
Shares redeemed	(365,257)	(741,853)	(3,992,943)	(8,095,156)
Net increase (decrease)	444,050	88,120	$ 4,847,303	$ 990,412
Class I
Shares sold	292,236	761,825	$ 3,176,314	$ 8,335,732
Reinvestment of distributions	16,906	23,388	184,640	255,812
Shares redeemed	(195,230)	(259,815)	(2,136,194)	(2,834,942)
Net increase (decrease)	113,912	525,398	$ 1,224,760	$ 5,756,602
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	32,375	138,656	$ 327,083	$ 1,395,740
Reinvestment of distributions	4,080	8,783	41,119	88,484
Shares redeemed	(70,656)	(159,919)	(713,201)	(1,596,486)
Net increase (decrease)	(34,201)	(12,480)	$ (344,999)	$ (112,262)
Municipal Income 2023
Shares sold	711,309	764,466	$ 7,167,572	$ 7,708,480
Reinvestment of distributions	11,955	21,193	120,642	213,479
Shares redeemed	(231,017)	(572,692)	(2,332,366)	(5,746,980)
Net increase (decrease)	492,247	212,967	$ 4,955,848	$ 2,174,979
Class I
Shares sold	511,985	349,204	$ 5,157,759	$ 3,495,722
Reinvestment of distributions	7,446	10,366	75,122	104,377
Shares redeemed	(75,662)	(106,801)	(764,436)	(1,071,787)
Net increase (decrease)	443,769	252,769	$ 4,468,445	$ 2,528,312

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum

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Notes to Financial Statements (Unaudited) - continued

9. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2023 Fund	16

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods, as applicable.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Semiannual Report

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMII-USAN-0216
1.926280.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016